ANNUAL REPORT
PHOENIX LIFE VARIABLE
ACCUMULATION ACCOUNT
December 31, 2016

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 1,039,841		$ 921,652		$ 660,293		$ 3,646,316
Total assets	$ 1,039,841		$ 921,652		$ 660,293		$ 3,646,316
Total net assets	$ 1,039,841		$ 921,652		$ 660,293		$ 3,646,316
Net assets:
Accumulation units	$ 1,012,320		$ 905,820		$ 660,293		$ 3,646,316
Contracts in payout (annuitization) period	$ 27,521		$ 15,832		$ -		$ -
Total net assets	$ 1,039,841		$ 921,652		$ 660,293		$ 3,646,316
Units outstanding	787,023		486,611		312,963		1,653,997
Investment shares held	99,793		13,733		6,223		186,227
Investments at cost	$ 1,123,397		$ 436,045		$ 479,506		$ 2,198,955
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.37	4,502	$ 1.71	264	$ -	-	$ 2.33	126,019
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 2.31	14,152
Group Strategic Edge®	$ -	-	$ 1.72	1,620	$ -	-	$ 2.24	110
Phoenix Dimensions® Option 1	$ 1.34	163,888	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.31	45,387	$ -	-	$ 2.07	15,124	$ 1.95	1,136
Phoenix Investor’s Edge® Option 1	$ 1.30	259,406	$ -	-	$ -	-	$ 2.03	52,151
Phoenix Investor’s Edge® Option 2	$ 1.28	56,983	$ 2.56	780	$ -	-	$ 1.98	113,087
Phoenix Spectrum Edge® Option 1	$ -	-	$ 2.92	3,607	$ -	-	$ 2.18	94,312
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ -	-	$ 2.13	194,479
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 2.19	3,101
The Big Edge Choice®—NY	$ -	-	$ 1.71	40,063	$ 2.09	2,714	$ 2.20	36,815
The Big Edge Plus®	$ 1.34	256,857	$ 1.72	308,460	$ 2.11	263,981	$ 2.24	1,008,384
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 2.30	103,991	$ 2.18	1,307	$ 2.36	5,606
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 2.44	27,826	$ 2.11	29,837	$ 2.24	4,645
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$ 256,090		$ 4,642,098		$ 11,138,415		$ 1,591,850
Total assets	$ 256,090		$ 4,642,098		$ 11,138,415		$ 1,591,850
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ -		$ 4		$ -
Total net assets	$ 256,090		$ 4,642,098		$ 11,138,411		$ 1,591,850
Net assets:
Accumulation units	$ 256,090		$ 4,516,599		$ 10,701,235		$ 1,507,832
Contracts in payout (annuitization) period	$ -		$ 125,499		$ 437,176		$ 84,018
Total net assets	$ 256,090		$ 4,642,098		$ 11,138,411		$ 1,591,850
Units outstanding	129,547		3,104,985		12,201,624		672,344
Investment shares held	15,262		430,621		11,138,415		232,727
Investments at cost	$ 185,388		$ 4,891,689		$ 11,138,415		$ 1,872,912
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.73	68,401	$ 0.93	300,588	$ 2.50	29,685
Freedom Edge®	$ -	-	$ 1.26	28,651	$ 0.89	18,868	$ -	-
Group Strategic Edge®	$ -	-	$ 1.64	7,018	$ 0.92	236,064	$ 2.32	3,357
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 0.92	284,972	$ -	-
Phoenix Dimensions® Option 2	$ 1.93	392	$ 1.23	1,688	$ 0.90	23,957	$ -	-
Phoenix Income Choice®	$ -	-	$ -	-	$ 0.92	152	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.33	93,021	$ 0.89	62,285	$ 2.38	6,109
Phoenix Investor’s Edge® Option 2	$ -	-	$ 1.30	269,206	$ 0.88	58,253	$ 2.33	5,396
Phoenix Spectrum Edge® Option 1	$ 2.00	111	$ 1.44	369,627	$ 0.93	88,446	$ 2.61	11,980
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.40	598,606	$ 0.92	647,989	$ 2.55	25,386
Phoenix Spectrum Edge® Option 3	$ -	-	$ 1.37	8,050	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 0.92	55,083	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.21	164,550	$ 0.91	107,023	$ -	-
Retirement Planner's Edge	$ -	-	$ 1.44	23,055	$ 0.91	64,234	$ -	-
Templeton Investment Plus	$ -	-	$ -	-	$ 0.91	5,378,115	$ -	-
The Big Edge Choice®—NY	$ 1.96	2,894	$ 1.63	123,717	$ 0.91	170,565	$ 2.27	51,977
The Big Edge Plus®	$ 1.98	126,150	$ 1.64	1,083,119	$ 0.92	4,615,570	$ 2.32	487,668
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.55	239,142	$ 0.94	85,847	$ 2.68	43,064
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.48	27,134	$ 0.92	3,613	$ 2.50	7,722
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 10,340,845		$ 3,030,052		$ 1,403,132		$ 2,332,585
Total assets	$ 10,340,845		$ 3,030,052		$ 1,403,132		$ 2,332,585
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ 1		$ -		$ -
Total net assets	$ 10,340,845		$ 3,030,051		$ 1,403,132		$ 2,332,585
Net assets:
Accumulation units	$ 10,278,413		$ 3,028,522		$ 1,381,647		$ 2,310,849
Contracts in payout (annuitization) period	$ 62,432		$ 1,529		$ 21,485		$ 21,736
Total net assets	$ 10,340,845		$ 3,030,051		$ 1,403,132		$ 2,332,585
Units outstanding	4,512,177		1,785,817		1,048,138		1,731,532
Investment shares held	312,980		97,744		23,742		186,607
Investments at cost	$ 6,869,885		$ 1,731,761		$ 786,718		$ 2,310,416
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.36	288,482	$ 1.54	5,286	$ 1.27	2,047	$ 1.39	39,642
Freedom Edge®	$ 2.65	4,276	$ 2.20	2,548	$ -	-	$ -	-
Group Strategic Edge®	$ 2.24	43,623	$ 1.44	34,815	$ 1.23	19,980	$ 1.36	2,449
Phoenix Dimensions® Option 1	$ -	-	$ 1.97	72,089	$ -	-	$ 1.36	101,153
Phoenix Dimensions® Option 2	$ 2.06	5,872	$ 1.92	134,807	$ 1.92	6,919	$ 1.32	91,163
Phoenix Income Choice®	$ -	-	$ 1.93	796	$ -	-	$ 1.36	413
Phoenix Investor’s Edge® Option 1	$ 2.65	43,263	$ 1.99	28,268	$ 1.72	8,170	$ 1.30	47,684
Phoenix Investor’s Edge® Option 2	$ 2.59	91,032	$ 1.94	120,706	$ 1.68	6,626	$ 1.28	84,810
Phoenix Spectrum Edge® Option 1	$ 2.85	96,794	$ 2.14	76,355	$ 1.87	47,846	$ 1.38	5,060
Phoenix Spectrum Edge® Option 2	$ 2.78	62,918	$ 2.09	212,606	$ 1.83	92,804	$ 1.36	227,402
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.79	2,170	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.59	202,286	$ -	-	$ 1.35	126,328
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.57	340,436	$ -	-	$ 1.33	268,237
Retirement Planner's Edge	$ 2.64	7,344	$ -	-	$ 1.60	24,207	$ -	-
The Big Edge Choice®—NY	$ 2.21	283,780	$ 1.49	33,831	$ 1.21	68,779	$ 1.34	890
The Big Edge Plus®	$ 2.24	3,443,684	$ 1.44	496,226	$ 1.23	748,701	$ 1.36	705,256
The Phoenix Edge®—VA NY Option 1	$ 2.76	105,254	$ 1.81	24,295	$ 1.67	15,577	$ 1.41	31,045
The Phoenix Edge®—VA NY Option 2	$ 2.62	35,855	$ 1.87	467	$ 1.41	4,312	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
Assets:
Investments at fair value	$ 86,628		$ 3,684,403		$ 6,463,380		$ 115,978
Total assets	$ 86,628		$ 3,684,403		$ 6,463,380		$ 115,978
Total net assets	$ 86,628		$ 3,684,403		$ 6,463,380		$ 115,978
Net assets:
Accumulation units	$ 86,628		$ 3,684,403		$ 6,421,813		$ 115,978
Contracts in payout (annuitization) period	$ -		$ -		$ 41,567		$ -
Total net assets	$ 86,628		$ 3,684,403		$ 6,463,380		$ 115,978
Units outstanding	55,816		2,470,015		2,962,858		68,232
Investment shares held	14,708		239,558		321,881		7,546
Investments at cost	$ 141,498		$ 4,052,691		$ 5,109,696		$ 68,546
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.52	4,412	$ 2.23	99,891	$ 1.76	2,579
Freedom Edge®	$ -	-	$ 1.53	93,426	$ 2.09	49,474	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ 2.71	8,288	$ -	-
Phoenix Dimensions® Option 1	$ -	-	$ 1.59	299,028	$ 1.74	269,112	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ 1.55	235,357	$ 1.69	205,113	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.52	173,343	$ 2.01	124,785	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.49	8,286	$ 1.50	431,848	$ 1.96	379,099	$ -	-
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.62	19,501	$ 2.15	88,551	$ -	-
Phoenix Spectrum Edge® Option 2	$ -	-	$ 1.59	18,403	$ 2.10	516	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ 1.35	90,734	$ 1.28	92,307	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.33	265,955	$ 1.26	270,566	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ 2.14	9,405	$ -	-
The Big Edge Choice®—NY	$ -	-	$ 1.47	23,357	$ 2.60	46,796	$ -	-
The Big Edge Plus®	$ 1.56	47,530	$ 1.49	804,181	$ 2.71	1,217,801	$ 1.70	65,653
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.65	10,470	$ 2.20	47,103	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 2.10	54,051	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 987,218		$ 257,623		$ 635,213		$ 352,658
Total assets	$ 987,218		$ 257,623		$ 635,213		$ 352,658
Total net assets	$ 987,218		$ 257,623		$ 635,213		$ 352,658
Net assets:
Accumulation units	$ 987,218		$ 257,623		$ 635,213		$ 352,658
Total net assets	$ 987,218		$ 257,623		$ 635,213		$ 352,658
Units outstanding	652,469		153,457		376,459		191,522
Investment shares held	18,425		7,450		35,928		27,402
Investments at cost	$ 712,817		$ 197,646		$ 595,137		$ 364,702
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.53	26,665	$ -	-	$ 1.73	17,857	$ 1.91	3,699
Group Strategic Edge®	$ 1.51	2,307	$ 1.68	1	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.50	292	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.49	16,034	$ 1.61	7,914	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.48	53,960	$ -	-	$ 1.65	11,668	$ 1.73	18,929
Phoenix Spectrum Edge® Option 1	$ 1.53	96,205	$ 1.71	24,596	$ 1.78	8,889	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.51	179,566	$ 1.68	25,361	$ 1.75	2,461	$ 1.85	2,719
Phoenix Spectrum Edge® Option 3	$ 1.50	1,784	$ -	-	$ -	-	$ -	-
Retirement Planner's Edge	$ 1.50	2,469	$ 1.65	16,828	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.51	15,208	$ 1.66	19,631	$ -	-	$ 1.82	2,753
The Big Edge Plus®	$ 1.51	248,941	$ 1.68	43,269	$ 1.68	335,584	$ 1.85	162,827
The Phoenix Edge®—VA NY Option 1	$ 1.54	7,154	$ 1.75	6,463	$ -	-	$ 1.93	595
The Phoenix Edge®—VA NY Option 2	$ 1.51	1,884	$ 1.68	9,394	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 98,740		$ 943,402		$ 2,899,074		$ 1,277,462
Total assets	$ 98,740		$ 943,402		$ 2,899,074		$ 1,277,462
Total net assets	$ 98,740		$ 943,402		$ 2,899,074		$ 1,277,462
Net assets:
Accumulation units	$ 98,740		$ 943,402		$ 2,878,304		$ 1,274,238
Contracts in payout (annuitization) period	$ -		$ -		$ 20,770		$ 3,224
Total net assets	$ 98,740		$ 943,402		$ 2,899,074		$ 1,277,462
Units outstanding	47,180		503,463		1,691,264		696,802
Investment shares held	12,205		79,012		78,951		50,057
Investments at cost	$ 164,317		$ 923,371		$ 2,075,446		$ 998,108
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 2.16	884	$ 1.94	30,889	$ 1.77	17,019	$ 1.89	5,884
Freedom Edge®	$ -	-	$ 1.80	10,050	$ 1.65	3,213	$ 1.76	6,666
Group Strategic Edge®	$ -	-	$ -	-	$ 1.72	7,343	$ -	-
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.68	4,662	$ -	-
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.79	9,887	$ 1.64	29,141	$ 1.75	1,893
Phoenix Investor’s Edge® Option 2	$ 1.96	671	$ 1.76	27,516	$ 1.61	161,943	$ 1.72	34,027
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.91	26,062	$ 1.75	188,159	$ 1.87	53,122
Phoenix Spectrum Edge® Option 2	$ 2.09	12,597	$ 1.88	45,845	$ 1.72	434,086	$ 1.83	6,900
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ 1.69	4,508	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.35	2,716	$ -	-
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.33	2,581	$ -	-
Retirement Planner's Edge	$ -	-	$ -	-	$ -	-	$ 1.80	6,265
The Big Edge Choice®—NY	$ -	-	$ 1.85	47,896	$ 1.70	106,913	$ 1.81	34,571
The Big Edge Plus®	$ 2.09	33,028	$ 1.88	304,821	$ 1.72	675,202	$ 1.83	484,329
The Phoenix Edge®—VA NY Option 1	$ -	-	$ 1.96	497	$ 1.80	48,253	$ 1.91	44,911
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 1.72	5,525	$ 1.83	18,234
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 288,587		$ 2,073,183		$ 476,377		$ 2,057,485
Total assets	$ 288,587		$ 2,073,183		$ 476,377		$ 2,057,485
Total net assets	$ 288,587		$ 2,073,183		$ 476,377		$ 2,057,485
Net assets:
Accumulation units	$ 288,587		$ 1,997,497		$ 476,377		$ 2,034,814
Contracts in payout (annuitization) period	$ -		$ 75,686		$ -		$ 22,671
Total net assets	$ 288,587		$ 2,073,183		$ 476,377		$ 2,057,485
Units outstanding	208,921		1,617,207		350,578		1,751,728
Investment shares held	24,964		190,550		43,744		196,325
Investments at cost	$ 228,439		$ 1,945,032		$ 438,969		$ 2,104,478
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ -	-	$ 1.39	35,049	$ 1.20	11,737
Freedom Edge®	$ -	-	$ 1.27	44,314	$ -	-	$ 1.16	102,455
Group Strategic Edge®	$ -	-	$ -	-	$ 1.37	20,832	$ 1.19	167
Phoenix Dimensions® Option 1	$ 1.40	97,142	$ 1.29	441,592	$ 1.37	18,254	$ 1.19	54,554
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ -	-	$ 1.17	508,070
Phoenix Investor’s Edge® Option 1	$ -	-	$ 1.26	445,325	$ 1.33	14,732	$ 1.16	171,584
Phoenix Investor’s Edge® Option 2	$ 1.36	99,598	$ 1.25	73,281	$ 1.32	60,007	$ 1.15	84,339
Phoenix Spectrum Edge® Option 1	$ -	-	$ 1.31	19,824	$ -	-	$ 1.20	19,876
Phoenix Spectrum Edge® Option 2	$ -	-	$ -	-	$ 1.37	64,698	$ 1.19	101,720
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.19	197,863
Phoenix Spectrum Edge® + Option 2	$ -	-	$ 1.29	121,940	$ 1.36	36,212	$ 1.18	62,452
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 1.36	3,182	$ 1.18	6,187
The Big Edge Plus®	$ 1.40	12,181	$ 1.29	365,843	$ 1.37	97,612	$ 1.19	427,476
The Phoenix Edge®—VA NY Option 2	$ -	-	$ 1.29	105,088	$ -	-	$ 1.19	3,248
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$ 1,484,196		$ 105,997		$ 100,175		$ 571,323
Total assets	$ 1,484,196		$ 105,997		$ 100,175		$ 571,323
Total net assets	$ 1,484,196		$ 105,997		$ 100,175		$ 571,323
Net assets:
Accumulation units	$ 1,483,399		$ 99,023		$ 100,175		$ 571,323
Contracts in payout (annuitization) period	$ 797		$ 6,974		$ -		$ -
Total net assets	$ 1,484,196		$ 105,997		$ 100,175		$ 571,323
Units outstanding	978,329		106,379		66,689		404,782
Investment shares held	101,867		5,019		2,099		16,493
Investments at cost	$ 1,884,205		$ 110,932		$ 119,773		$ 581,213
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.66	271	$ -	-	$ 1.53	14,137	$ -	-
Freedom Edge®	$ -	-	$ 0.99	4,925	$ -	-	$ 1.37	10,530
Group Strategic Edge®	$ 1.62	500	$ -	-	$ -	-	$ 1.41	2,471
Phoenix Dimensions® Option 1	$ 1.64	62,896	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.59	130,790	$ -	-	$ -	-	$ 1.38	4,040
Phoenix Income Choice®	$ 1.64	486	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.57	19,259	$ 0.99	2,711	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.54	43,018	$ -	-	$ -	-	$ 1.34	21,228
Phoenix Spectrum Edge® Option 1	$ 1.66	16,678	$ -	-	$ -	-	$ 1.44	20,459
Phoenix Spectrum Edge® Option 2	$ 1.64	76,832	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.44	186,374	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.42	316,640	$ -	-	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.60	294	$ 1.00	6,678	$ -	-	$ 1.40	10,141
The Big Edge Plus®	$ 1.62	120,272	$ 1.00	85,480	$ 1.49	51,763	$ 1.41	327,230
The Phoenix Edge®—VA NY Option 1	$ 1.70	4,019	$ 1.00	6,585	$ 1.53	789	$ 1.48	8,683
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$ 1,571,733		$ 953,964		$ 442,567		$ 3,490,259
Total assets	$ 1,571,733		$ 953,964		$ 442,567		$ 3,490,259
Total net assets	$ 1,571,733		$ 953,964		$ 442,567		$ 3,490,259
Net assets:
Accumulation units	$ 1,571,219		$ 953,781		$ 420,195		$ 3,482,192
Contracts in payout (annuitization) period	$ 514		$ 183		$ 22,372		$ 8,067
Total net assets	$ 1,571,733		$ 953,964		$ 442,567		$ 3,490,259
Units outstanding	886,446		1,620,103		329,085		2,343,637
Investment shares held	66,178		119,995		36,069		328,032
Investments at cost	$ 1,266,858		$ 2,241,017		$ 461,048		$ 3,448,815
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.92	388	$ 0.63	3,317	$ 1.37	21,005	$ 1.52	52,129
Freedom Edge®	$ 1.74	18,446	$ -	-	$ 1.31	10,209	$ -	-
Group Strategic Edge®	$ 1.88	368	$ 0.62	213	$ 1.34	2,370	$ -	-
Phoenix Dimensions® Option 1	$ 1.81	44,049	$ 0.59	115,879	$ -	-	$ 1.52	24,136
Phoenix Dimensions® Option 2	$ 1.76	75,501	$ 0.57	208,538	$ 1.32	5,477	$ 1.48	55,809
Phoenix Income Choice®	$ 1.81	286	$ 0.59	314	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.73	16,265	$ 0.56	56,467	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.70	41,771	$ 0.55	57,774	$ -	-	$ 1.43	66,691
Phoenix Spectrum Edge® Option 1	$ 1.84	30,129	$ 0.60	89,287	$ 1.38	36,317	$ 1.54	81,450
Phoenix Spectrum Edge® Option 2	$ 1.81	54,602	$ 0.59	79,175	$ -	-	$ 1.52	19,846
Phoenix Spectrum Edge® + Option 1	$ 1.67	99,448	$ 0.59	253,203	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.65	172,485	$ 0.58	433,557	$ -	-	$ -	-
The Big Edge Choice®—NY	$ 1.85	272	$ 0.61	48,560	$ 1.32	4,876	$ 1.47	26,175
The Big Edge Plus®	$ 1.88	300,810	$ 0.62	152,982	$ 1.34	221,299	$ 1.49	1,970,015
The Phoenix Edge®—VA NY Option 1	$ 1.88	5,080	$ 0.61	101,194	$ -	-	$ 1.58	47,386
The Phoenix Edge®—VA NY Option 2	$ 1.81	26,546	$ 0.59	19,643	$ 1.36	27,532	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
Assets:
Investments at fair value	$ 23,450		$ 240,660		$ 1,150,943		$ 3,876,941
Total assets	$ 23,450		$ 240,660		$ 1,150,943		$ 3,876,941
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ -		$ -		$ 1
Total net assets	$ 23,450		$ 240,660		$ 1,150,943		$ 3,876,940
Net assets:
Accumulation units	$ 23,450		$ 240,660		$ 1,150,496		$ 3,874,011
Contracts in payout (annuitization) period	$ -		$ -		$ 447		$ 2,929
Total net assets	$ 23,450		$ 240,660		$ 1,150,943		$ 3,876,940
Units outstanding	80,021		159,494		878,578		2,267,750
Investment shares held	226		18,484		124,292		249,803
Investments at cost	$ 76,781		$ 214,687		$ 1,253,550		$ 3,492,182
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ -	-	$ 1.54	27,996	$ 1.35	1,659	$ 1.76	24,474
Group Strategic Edge®	$ -	-	$ -	-	$ -	-	$ 1.72	2,331
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.32	103,007	$ 1.72	197,010
Phoenix Dimensions® Option 2	$ -	-	$ -	-	$ 1.29	103,666	$ 1.68	320,357
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.32	340	$ 1.72	1,705
Phoenix Investor’s Edge® Option 1	$ 0.29	35,763	$ -	-	$ 1.27	47,628	$ 1.66	85,365
Phoenix Investor’s Edge® Option 2	$ 0.28	23,828	$ -	-	$ 1.25	38,415	$ 1.64	61,569
Phoenix Spectrum Edge® Option 1	$ -	-	$ -	-	$ -	-	$ 1.75	21,359
Phoenix Spectrum Edge® Option 2	$ 0.31	20,430	$ -	-	$ 1.32	72,769	$ 1.72	80,692
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 1.33	118,058	$ 1.73	401,192
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 1.31	204,267	$ 1.71	688,176
The Big Edge Choice®—NY	$ -	-	$ -	-	$ 1.31	3,027	$ 1.70	6,540
The Big Edge Plus®	$ -	-	$ 1.50	131,498	$ 1.32	185,742	$ 1.72	376,980
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Sentinel Variable Products Small Company Fund		Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
Assets:
Investments at fair value	$ 1,244,086		$ 1,099,111		$ 650,972		$ 8,125,512
Total assets	$ 1,244,086		$ 1,099,111		$ 650,972		$ 8,125,512
Total net assets	$ 1,244,086		$ 1,099,111		$ 650,972		$ 8,125,512
Net assets:
Accumulation units	$ 1,241,505		$ 1,057,893		$ 649,634		$ 7,942,911
Contracts in payout (annuitization) period	$ 2,581		$ 41,218		$ 1,338		$ 182,601
Total net assets	$ 1,244,086		$ 1,099,111		$ 650,972		$ 8,125,512
Units outstanding	667,665		816,160		505,694		2,208,109
Investment shares held	91,612		148,128		88,447		584,990
Investments at cost	$ 1,186,045		$ 1,249,279		$ 869,099		$ 6,022,235
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.92	16,882	$ -	-	$ 1.32	2,521	$ -	-
Freedom Edge®	$ -	-	$ -	-	$ 0.91	2,956	$ -	-
Group Strategic Edge®	$ -	-	$ -	-	$ 1.24	7,933	$ -	-
Phoenix Dimensions® Option 1	$ 1.87	19,043	$ -	-	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.83	39,840	$ -	-	$ 0.92	3,120	$ -	-
Phoenix Income Choice®	$ 1.87	260	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.80	13,192	$ -	-	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 2	$ 1.78	26,811	$ -	-	$ 0.90	4,628	$ -	-
Phoenix Spectrum Edge® Option 1	$ 1.90	7,524	$ -	-	$ 0.97	22,057	$ -	-
Phoenix Spectrum Edge® Option 2	$ 1.87	17,353	$ -	-	$ 0.95	4,544	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.88	55,857	$ -	-	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.85	97,608	$ -	-	$ -	-	$ -	-
Templeton Investment Plus	$ -	-	$ 1.35	816,160	$ -	-	$ 3.68	2,208,109
The Big Edge Choice®—NY	$ 1.85	7,117	$ -	-	$ 2.77	4,671	$ -	-
The Big Edge Plus®	$ 1.87	366,178	$ -	-	$ 1.24	435,407	$ -	-
The Phoenix Edge®—VA NY Option 1	$ -	-	$ -	-	$ 2.67	17,523	$ -	-
The Phoenix Edge®—VA NY Option 2	$ -	-	$ -	-	$ 2.45	334	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,483,979		$ 4,066,610		$ 29,521,093		$ 4,605,246
Total assets	$ 1,483,979		$ 4,066,610		$ 29,521,093		$ 4,605,246
Total net assets	$ 1,483,979		$ 4,066,610		$ 29,521,093		$ 4,605,246
Net assets:
Accumulation units	$ 1,467,043		$ 3,659,456		$ 28,294,171		$ 4,560,596
Contracts in payout (annuitization) period	$ 16,936		$ 407,154		$ 1,226,922		$ 44,650
Total net assets	$ 1,483,979		$ 4,066,610		$ 29,521,093		$ 4,605,246
Units outstanding	823,310		798,456		4,796,128		2,692,241
Investment shares held	109,036		241,342		2,119,246		336,149
Investments at cost	$ 2,022,445		$ 2,728,319		$ 27,458,563		$ 4,476,705
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 1.79	4,536	$ -	-	$ -	-	$ 2.44	29,831
Freedom Edge®	$ -	-	$ -	-	$ -	-	$ 1.75	53,418
Group Strategic Edge®	$ 1.89	9,924	$ -	-	$ -	-	$ 2.33	997
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ -	-	$ 1.40	327,983
Phoenix Dimensions® Option 2	$ 1.35	3,860	$ -	-	$ -	-	$ 1.36	254,275
Phoenix Investor’s Edge® Option 1	$ 1.65	1,770	$ -	-	$ -	-	$ 1.62	166,683
Phoenix Investor’s Edge® Option 2	$ 1.61	14,770	$ -	-	$ -	-	$ 1.58	405,459
Phoenix Spectrum Edge® Option 1	$ 1.76	44,698	$ -	-	$ -	-	$ 1.72	40,766
Phoenix Spectrum Edge® Option 2	$ 1.72	50,587	$ -	-	$ -	-	$ 1.68	15,621
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ -	-	$ 1.02	115,960
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ -	-	$ 1.01	339,897
Retirement Planner's Edge	$ 1.49	19,202	$ -	-	$ -	-	$ -	-
Templeton Investment Plus	$ -	-	$ 5.09	798,456	$ 6.16	4,796,128	$ -	-
The Big Edge Choice®—NY	$ 1.49	72,028	$ -	-	$ -	-	$ 1.93	58,857
The Big Edge Plus®	$ 1.89	572,064	$ -	-	$ -	-	$ 2.33	869,035
The Phoenix Edge®—VA NY Option 1	$ 1.66	4,078	$ -	-	$ -	-	$ 1.79	13,459
The Phoenix Edge®—VA NY Option 2	$ 1.42	25,793	$ -	-	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus Capital Growth Series – Class A Shares		Virtus Enhanced Core Equity Series – Class A Shares		Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
Assets:
Investments at fair value	$ 57,177,425		$ 10,850,804		$ 16,404,391		$ 15,248,172
Total assets	$ 57,177,425		$ 10,850,804		$ 16,404,391		$ 15,248,172
Liabilities:
Payable to Phoenix Life Insurance Company	$ -		$ 33		$ 1		$ 1
Total net assets	$ 57,177,425		$ 10,850,771		$ 16,404,390		$ 15,248,171
Net assets:
Accumulation units	$ 56,796,342		$ 9,303,357		$ 16,359,208		$ 15,010,546
Contracts in payout (annuitization) period	$ 381,083		$ 1,547,414		$ 45,182		$ 237,625
Total net assets	$ 57,177,425		$ 10,850,771		$ 16,404,390		$ 15,248,171
Units outstanding	6,234,680		5,892,008		6,922,681		3,122,467
Investment shares held	2,373,492		906,500		1,498,118		1,668,290
Investments at cost	$ 35,615,999		$ 9,957,353		$ 17,418,743		$ 15,884,986
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 14.74	272,279	$ 2.11	128,193	$ 3.63	94,500	$ 10.35	80,503
Freedom Edge®	$ -	-	$ 1.93	1,662	$ 1.97	11,757	$ 1.80	42,351
Group Strategic Edge®	$ 13.67	46,075	$ 2.01	5,893	$ 3.40	25,191	$ 9.61	8,715
Phoenix Dimensions® Option 1	$ -	-	$ -	-	$ 1.50	150,444	$ 1.70	142,471
Phoenix Dimensions® Option 2	$ -	-	$ 1.61	246	$ 1.45	279,205	$ 1.66	98,910
Phoenix Income Choice®	$ -	-	$ -	-	$ 1.76	687	$ 2.25	470
Phoenix Income Choice® with GPAF	$ -	-	$ 1.54	956,297	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 1.43	8,095	$ 1.68	81,582	$ 1.89	67,403	$ 2.05	147,607
Phoenix Investor’s Edge® Option 2	$ 1.39	26,820	$ 1.64	161,260	$ 1.85	237,780	$ 2.01	104,969
Phoenix Spectrum Edge® Option 1	$ 1.59	29,814	$ 1.81	144,590	$ 2.01	236,383	$ 2.22	229,293
Phoenix Spectrum Edge® Option 2	$ 1.55	184,920	$ 1.77	488,372	$ 1.97	485,856	$ 2.17	239,929
Phoenix Spectrum Edge® Option 3	$ 1.52	1,852	$ 1.73	2,006	$ 1.92	3,408	$ -	-
Phoenix Spectrum Edge® + Option 1	$ -	-	$ -	-	$ 0.93	563,484	$ 1.57	150,412
Phoenix Spectrum Edge® + Option 2	$ -	-	$ -	-	$ 0.92	940,368	$ 1.55	249,487
Retirement Planner's Edge	$ 1.25	23,608	$ 1.62	29,680	$ -	-	$ 2.19	21,685
The Big Edge Choice®—NY	$ 1.09	1,628,963	$ 1.85	795,856	$ 1.52	453,351	$ 2.30	172,115
The Big Edge Plus®	$ 13.67	3,655,824	$ 2.01	2,647,118	$ 3.40	3,258,928	$ 9.61	1,084,772
The Phoenix Edge®—VA NY Option 1	$ 0.98	160,033	$ 1.61	287,676	$ 1.52	100,322	$ 2.37	260,238
The Phoenix Edge®—VA NY Option 2	$ 1.03	196,397	$ 1.57	161,577	$ 1.55	13,614	$ 2.21	88,540
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$ 8,017,357		$ 8,484,996		$ 8,089,481		$ 43,858,117
Total assets	$ 8,017,357		$ 8,484,996		$ 8,089,481		$ 43,858,117
Total net assets	$ 8,017,357		$ 8,484,996		$ 8,089,481		$ 43,858,117
Net assets:
Accumulation units	$ 7,925,038		$ 8,368,798		$ 7,925,681		$ 43,430,834
Contracts in payout (annuitization) period	$ 92,319		$ 116,198		$ 163,800		$ 427,283
Total net assets	$ 8,017,357		$ 8,484,996		$ 8,089,481		$ 43,858,117
Units outstanding	1,314,405		2,152,239		2,689,796		5,040,114
Investment shares held	394,749		392,642		484,690		4,031,077
Investments at cost	$ 6,583,941		$ 5,624,059		$ 6,193,839		$ 50,393,307
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 9.46	15,347	$ 4.10	51,699	$ 3.30	52,622	$ 10.53	677,487
Freedom Edge®	$ 3.31	9,655	$ -	-	$ 2.67	1,677	$ -	-
Group Strategic Edge®	$ 9.07	4,588	$ 3.96	10,780	$ 3.56	9,544	$ 9.76	24,003
Phoenix Dimensions® Option 1	$ 2.15	21,542	$ 2.63	3,639	$ 1.91	41,436	$ -	-
Phoenix Dimensions® Option 2	$ 2.09	59,688	$ 2.55	130	$ 1.85	77,997	$ -	-
Phoenix Income Choice®	$ 4.61	177	$ -	-	$ 3.09	233	$ -	-
Phoenix Investor’s Edge® Option 1	$ 4.20	10,245	$ 3.73	2,058	$ 2.73	14,048	$ -	-
Phoenix Investor’s Edge® Option 2	$ 4.11	42,139	$ 3.65	18,746	$ 2.67	128,917	$ 1.59	74,918
Phoenix Spectrum Edge® Option 1	$ 4.45	46,265	$ 4.04	28,824	$ 2.85	93,814	$ 1.77	16,921
Phoenix Spectrum Edge® Option 2	$ 4.35	83,225	$ 3.96	41,206	$ 2.79	222,847	$ 1.73	130,708
Phoenix Spectrum Edge® Option 3	$ -	-	$ -	-	$ -	-	$ 1.69	1,847
Phoenix Spectrum Edge® + Option 1	$ 1.51	97,586	$ -	-	$ 1.40	132,379	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.49	167,040	$ 1.75	11,985	$ 1.38	231,704	$ -	-
Retirement Planner's Edge	$ -	-	$ 3.87	5,721	$ -	-	$ 1.65	10,535
The Big Edge Choice®—NY	$ 5.23	65,862	$ 3.89	272,407	$ 3.07	205,694	$ 2.03	357,528
The Big Edge Plus®	$ 9.07	648,700	$ 3.96	1,585,336	$ 3.56	1,410,046	$ 9.76	3,595,755
The Phoenix Edge®—VA NY Option 1	$ 5.20	28,010	$ 4.16	76,661	$ 3.52	42,507	$ 1.89	32,026
The Phoenix Edge®—VA NY Option 2	$ 4.84	14,336	$ 3.96	43,047	$ 3.42	24,331	$ 1.76	118,386
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2016
(Continued)
	Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 22,419,853		$ 4,903,423		$ 26,563,486
Total assets	$ 22,419,853		$ 4,903,423		$ 26,563,486
Total net assets	$ 22,419,853		$ 4,903,423		$ 26,563,486
Net assets:
Accumulation units	$ 22,385,600		$ 4,897,730		$ 26,534,952
Contracts in payout (annuitization) period	$ 34,253		$ 5,693		$ 28,534
Total net assets	$ 22,419,853		$ 4,903,423		$ 26,563,486
Units outstanding	3,382,199		1,146,324		3,673,373
Investment shares held	948,386		256,724		1,001,262
Investments at cost	$ 14,927,814		$ 4,092,797		$ 15,526,274
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Big Edge	$ 7.72	57,588	$ 3.75	53,363	$ 8.57	55,298
Group Strategic Edge®	$ 7.89	13,134	$ 4.40	305	$ 8.11	29,456
Phoenix Dimensions® Option 1	$ 1.98	20,144	$ -	-	$ -	-
Phoenix Dimensions® Option 2	$ 1.93	46,680	$ -	-	$ -	-
Phoenix Income Choice®	$ 2.78	123	$ -	-	$ -	-
Phoenix Investor’s Edge® Option 1	$ 3.13	7,091	$ -	-	$ 2.71	1,240
Phoenix Investor’s Edge® Option 2	$ 3.06	31,735	$ 2.66	13,256	$ 2.65	41,719
Phoenix Spectrum Edge® Option 1	$ 3.45	30,486	$ 3.00	20,967	$ 2.99	36,741
Phoenix Spectrum Edge® Option 2	$ 3.37	74,451	$ 2.93	8,654	$ 2.92	65,487
Phoenix Spectrum Edge® Option 3	$ 3.30	1,015	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 1	$ 1.13	99,309	$ -	-	$ -	-
Phoenix Spectrum Edge® + Option 2	$ 1.12	188,535	$ -	-	$ -	-
Retirement Planner's Edge	$ -	-	$ 3.00	2,376	$ 2.83	4,107
The Big Edge Choice®—NY	$ 4.22	171,149	$ 4.49	15,599	$ 3.21	362,416
The Big Edge Plus®	$ 7.89	2,524,658	$ 4.40	991,985	$ 8.11	2,933,754
The Phoenix Edge®—VA NY Option 1	$ 2.63	73,151	$ 3.47	33,586	$ 3.28	96,590
The Phoenix Edge®—VA NY Option 2	$ 2.58	42,950	$ 3.24	6,233	$ 3.15	46,565
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 18,789	$ 1,743	$ 2,667	$ 77,336
Expenses:
Mortality and expense fees	14,025	10,551	7,193	45,576
Administrative fees	860	495	59	1,397
Net investment income (loss)	3,904	(9,303)	(4,585)	30,363
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(4,585)	9,797	2,908	39,815
Realized gain distributions	69,552	7,225	21,104	288,438
Realized gain (loss)	64,967	17,022	24,012	328,253
Change in unrealized appreciation (depreciation) during the year	(38,659)	(16,135)	80,510	(13,102)
Net increase (decrease) in net assets from operations	$ 30,212	$ (8,416)	$ 99,937	$ 345,514

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$ 2,561	$ 143,700	$ 10	$ 105,884
Expenses:
Mortality and expense fees	2,908	60,920	146,897	19,697
Administrative fees	7	3,435	8,448	505
Net investment income (loss)	(354)	79,345	(155,335)	85,682
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(8,014)	(42,440)	-	(28,544)
Realized gain distributions	17,780	-	-	-
Realized gain (loss)	9,766	(42,440)	-	(28,544)
Change in unrealized appreciation (depreciation) during the year	30,121	(9,729)	-	151,554
Net increase (decrease) in net assets from operations	$ 39,533	$ 27,176	$ (155,335)	$ 208,692

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Income:
Dividends	$ 72,667	$ 7,239	$ -	$ 54,500
Expenses:
Mortality and expense fees	125,407	38,824	17,204	28,199
Administrative fees	2,266	3,003	570	1,695
Net investment income (loss)	(55,006)	(34,588)	(17,774)	24,606
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	216,763	148,900	26,545	84
Realized gain distributions	838,504	68,097	134,417	983
Realized gain (loss)	1,055,267	216,997	160,962	1,067
Change in unrealized appreciation (depreciation) during the year	(387,593)	(247,069)	(151,024)	39,815
Net increase (decrease) in net assets from operations	$ 612,668	$ (64,660)	$ (7,836)	$ 65,488

	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund
Income:
Dividends	$ -	$ 187,118	$ 130,403	$ -
Expenses:
Mortality and expense fees	1,171	50,095	82,894	1,422
Administrative fees	15	3,241	3,690	-
Net investment income (loss)	(1,186)	133,782	43,819	(1,422)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(529)	(54,991)	124,608	1,250
Realized gain distributions	12,876	-	537,200	-
Realized gain (loss)	12,347	(54,991)	661,808	1,250
Change in unrealized appreciation (depreciation) during the year	(15,418)	321,366	168,171	(545)
Net increase (decrease) in net assets from operations	$ (4,257)	$ 400,157	$ 873,798	$ (717)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:
Dividends	$ -	$ 1,902	$ 8,915	$ 257
Expenses:
Mortality and expense fees	12,029	2,932	6,576	4,502
Administrative fees	708	220	44	51
Net investment income (loss)	(12,737)	(1,250)	2,295	(4,296)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(22,405)	1,776	2,764	(9,222)
Realized gain distributions	89,230	17,047	17,230	21,941
Realized gain (loss)	66,825	18,823	19,994	12,719
Change in unrealized appreciation (depreciation) during the year	(79,119)	3,450	58,945	28,714
Net increase (decrease) in net assets from operations	$ (25,031)	$ 21,023	$ 81,234	$ 37,137

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:
Dividends	$ -	$ 41,627	$ 40,571	$ 6,093
Expenses:
Mortality and expense fees	1,112	11,927	33,844	15,619
Administrative fees	33	455	2,012	433
Net investment income (loss)	(1,145)	29,245	4,715	(9,959)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(1,142)	(11,976)	50,416	39,038
Realized gain distributions	5,109	-	37,220	69,647
Realized gain (loss)	3,967	(11,976)	87,636	108,685
Change in unrealized appreciation (depreciation) during the year	9,361	80,046	313,460	78,560
Net increase (decrease) in net assets from operations	$ 12,183	$ 97,315	$ 405,811	$ 177,286

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 3,464	$ 34,549	$ 6,738	$ 34,895
Expenses:
Mortality and expense fees	3,891	28,799	5,630	28,021
Administrative fees	329	2,150	326	2,000
Net investment income (loss)	(756)	3,600	782	4,874
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3,157	42,327	1,641	(3,666)
Realized gain distributions	13,551	99,682	20,670	106,724
Realized gain (loss)	16,708	142,009	22,311	103,058
Change in unrealized appreciation (depreciation) during the year	9,048	1,329	10,968	(6,455)
Net increase (decrease) in net assets from operations	$ 25,000	$ 146,938	$ 34,061	$ 101,477

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$ 5,769	$ -	$ 149	$ 4,519
Expenses:
Mortality and expense fees	19,033	1,559	1,705	7,362
Administrative fees	1,694	25	1	128
Net investment income (loss)	(14,958)	(1,584)	(1,557)	(2,971)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(7,649)	2,648	(18,610)	(2,539)
Realized gain distributions	279,870	5,061	13,639	40,064
Realized gain (loss)	272,221	7,709	(4,971)	37,525
Change in unrealized appreciation (depreciation) during the year	(151,508)	41	(4,414)	(44,831)
Net increase (decrease) in net assets from operations	$ 105,755	$ 6,166	$ (10,942)	$ (10,277)

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:
Dividends	$ 3,659	$ 10,501	$ 9,302	$ 71,932
Expenses:
Mortality and expense fees	18,336	12,556	5,204	44,481
Administrative fees	1,210	1,157	130	657
Net investment income (loss)	(15,887)	(3,212)	3,968	26,794
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(10,283)	(348,979)	(13,783)	(4,644)
Realized gain distributions	56,323	-	-	-
Realized gain (loss)	46,040	(348,979)	(13,783)	(4,644)
Change in unrealized appreciation (depreciation) during the year	182,052	485,589	24,581	33,308
Net increase (decrease) in net assets from operations	$ 212,205	$ 133,398	$ 14,766	$ 55,458

	Rydex VT Inverse Government Long Bond Strategy Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund	Sentinel Variable Products Common Stock Fund
Income:
Dividends	$ -	$ 3,216	$ 23,854	$ 62,106
Expenses:
Mortality and expense fees	319	2,470	14,895	48,818
Administrative fees	27	-	1,174	4,132
Net investment income (loss)	(346)	746	7,785	9,156
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(16,737)	192	(9,733)	47,333
Realized gain distributions	-	3,926	-	320,781
Realized gain (loss)	(16,737)	4,118	(9,733)	368,114
Change in unrealized appreciation (depreciation) during the year	15,841	8,181	(3,687)	(15,537)
Net increase (decrease) in net assets from operations	$ (1,242)	$ 13,045	$ (5,635)	$ 361,733

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets VIP Fund – Class 1	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$ 710	$ 776	$ 11,031	$ 5,460
Expenses:
Mortality and expense fees	2,517	12,369	13,000	9,355
Administrative fees	4	649	1,293	113
Net investment income (loss)	(1,811)	(12,242)	(3,262)	(4,008)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(80,070)	907	(6,540)	(86,185)
Realized gain distributions	42,202	87,158	-	-
Realized gain (loss)	(37,868)	88,065	(6,540)	(86,185)
Change in unrealized appreciation (depreciation) during the year	47,164	117,432	162,684	184,890
Net increase (decrease) in net assets from operations	$ 7,485	$ 193,255	$ 152,882	$ 94,697

	Templeton Foreign VIP Fund – Class 1	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1	Templeton Growth VIP Fund – Class 1
Income:
Dividends	$ 174,120	$ 31,417	$ -	$ 657,851
Expenses:
Mortality and expense fees	101,116	19,000	57,684	360,094
Administrative fees	10,058	453	5,737	35,818
Net investment income (loss)	62,946	11,964	(63,421)	261,939
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	99,365	(99,746)	198,529	124,740
Realized gain distributions	136,508	28,140	3,848	1,097,330
Realized gain (loss)	235,873	(71,606)	202,377	1,222,070
Change in unrealized appreciation (depreciation) during the year	169,754	143,504	(86,646)	736,782
Net increase (decrease) in net assets from operations	$ 468,573	$ 83,862	$ 52,310	$ 2,220,791

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Templeton Growth VIP Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Enhanced Core Equity Series – Class A Shares	Virtus International Series – Class A Shares
Income:
Dividends	$ 94,336	$ -	$ 136,192	$ 129,782
Expenses:
Mortality and expense fees	60,105	751,513	145,266	214,229
Administrative fees	3,206	3,324	4,651	6,309
Net investment income (loss)	31,025	(754,837)	(13,725)	(90,756)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	74,157	3,658,992	(24,139)	22,549
Realized gain distributions	181,437	1,392,471	2,079,691	3,311,863
Realized gain (loss)	255,594	5,051,463	2,055,552	3,334,412
Change in unrealized appreciation (depreciation) during the year	67,811	(5,740,305)	(1,280,300)	(3,791,704)
Net increase (decrease) in net assets from operations	$ 354,430	$ (1,443,679)	$ 761,527	$ (548,048)

	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares	Virtus Small-Cap Value Series – Class A Shares
Income:
Dividends	$ 706,862	$ 149,184	$ -	$ 145,837
Expenses:
Mortality and expense fees	197,312	103,533	94,050	91,014
Administrative fees	5,029	2,596	2,225	3,427
Net investment income (loss)	504,521	43,055	(96,275)	51,396
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(61,030)	131,524	77,591	151,934
Realized gain distributions	-	1,250,666	709,448	912,289
Realized gain (loss)	(61,030)	1,382,190	787,039	1,064,223
Change in unrealized appreciation (depreciation) during the year	810,233	(972,865)	1,003,900	532,346
Net increase (decrease) in net assets from operations	$ 1,253,724	$ 452,380	$ 1,694,664	$ 1,647,965

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2016
(Continued)
	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select	Wanger Select
Income:
Dividends	$ 774,423	$ 278,110	$ 12,828	$ 8,104
Expenses:
Mortality and expense fees	572,530	296,887	9,132	60,296
Administrative fees	1,886	2,577	39	429
Net investment income (loss)	200,007	(21,354)	3,657	(52,621)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(191,018)	58,962	(240,365)	(29,680)
Realized gain distributions	4,851,881	1,954,084	51,995	1,514,838
Realized gain (loss)	4,660,863	2,013,046	(188,370)	1,485,158
Change in unrealized appreciation (depreciation) during the year	(5,073,622)	(2,621,312)	32,498	(887,470)
Net increase (decrease) in net assets from operations	$ (212,752)	$ (629,620)	$ (152,215)	$ 545,067

Wanger USA
Income:
Dividends	$ -
Expenses:
Mortality and expense fees	322,031
Administrative fees	2,389
Net investment income (loss)	(324,420)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(18,643)
Realized gain distributions	7,205,895
Realized gain (loss)	7,187,252
Change in unrealized appreciation (depreciation) during the year	(3,891,780)
Net increase (decrease) in net assets from operations	$ 2,971,052
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,904	$ 4,031	$ (9,303)	$ (11,647)
Realized gains (losses)	64,967	144,664	17,022	131,450
Unrealized appreciation (depreciation) during the year	(38,659)	(141,947)	(16,135)	(67,264)
Net increase (decrease) in net assets from operations	30,212	6,748	(8,416)	52,539
Contract transactions:
Payments received from contract owners	2,516	11,567	3,902	6,802
Transfers between Investment Options (including Guaranteed Interest Account), net	7,289	48,555	1,884	(19,574)
Transfers for contract benefits and terminations	(31,220)	(408,000)	(98,198)	(99,706)
Contract maintenance charges	(7,133)	(9,260)	(505)	(902)
Adjustments to net assets allocated to contracts in payout period	594	(641)	(111)	(314)
Net increase (decrease) in net assets resulting from contract transactions	(27,954)	(357,779)	(93,028)	(113,694)
Total increase (decrease) in net assets	2,258	(351,031)	(101,444)	(61,155)
Net assets at beginning of period	1,037,583	1,388,614	1,023,096	1,084,251
Net assets at end of period	$ 1,039,841	$ 1,037,583	$ 921,652	$ 1,023,096

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,585)	$ (8,740)	$ 30,363	$ 16,522
Realized gains (losses)	24,012	8,583	328,253	246,181
Unrealized appreciation (depreciation) during the year	80,510	(33,517)	(13,102)	(271,427)
Net increase (decrease) in net assets from operations	99,937	(33,674)	345,514	(8,724)
Contract transactions:
Payments received from contract owners	397	446	24,583	25,282
Transfers between Investment Options (including Guaranteed Interest Account), net	2,657	58,622	(212,561)	425,286
Transfers for contract benefits and terminations	(96,723)	(63,833)	(418,555)	(348,878)
Contract maintenance charges	(507)	(640)	(3,767)	(4,517)
Adjustments to net assets allocated to contracts in payout period	-	-	223	17
Net increase (decrease) in net assets resulting from contract transactions	(94,176)	(5,405)	(610,077)	97,190
Total increase (decrease) in net assets	5,761	(39,079)	(264,563)	88,466
Net assets at beginning of period	654,532	693,611	3,910,879	3,822,413
Net assets at end of period	$ 660,293	$ 654,532	$ 3,646,316	$ 3,910,879
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (354)	$ (554)	$ 79,345	$ 90,476
Realized gains (losses)	9,766	24,054	(42,440)	(34,439)
Unrealized appreciation (depreciation) during the year	30,121	(40,308)	(9,729)	(96,310)
Net increase (decrease) in net assets from operations	39,533	(16,808)	27,176	(40,273)
Contract transactions:
Payments received from contract owners	-	-	73,660	36,322
Transfers between Investment Options (including Guaranteed Interest Account), net	(24,765)	14,697	11,393	(318,729)
Transfers for contract benefits and terminations	(24,177)	(24,058)	(847,357)	(1,006,934)
Contract maintenance charges	(129)	(113)	(12,542)	(13,082)
Adjustments to net assets allocated to contracts in payout period	-	-	(12,652)	(2,372)
Net increase (decrease) in net assets resulting from contract transactions	(49,071)	(9,474)	(787,498)	(1,304,795)
Total increase (decrease) in net assets	(9,538)	(26,282)	(760,322)	(1,345,068)
Net assets at beginning of period	265,628	291,910	5,402,420	6,747,488
Net assets at end of period	$ 256,090	$ 265,628	$ 4,642,098	$ 5,402,420

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (155,335)	$ (175,532)	$ 85,682	$ 104,551
Realized gains (losses)	-	-	(28,544)	5,435
Unrealized appreciation (depreciation) during the year	-	-	151,554	(165,573)
Net increase (decrease) in net assets from operations	(155,335)	(175,532)	208,692	(55,587)
Contract transactions:
Payments received from contract owners	1,290,957	467,213	4,990	6,345
Transfers between Investment Options (including Guaranteed Interest Account), net	62,653	(242,287)	(16,411)	(237,199)
Transfers for contract benefits and terminations	(2,270,465)	(2,572,321)	(284,390)	(549,662)
Contract maintenance charges	(27,798)	(24,593)	(882)	(1,143)
Adjustments to net assets allocated to contracts in payout period	3,068	(12,249)	1,202	(1,860)
Net increase (decrease) in net assets resulting from contract transactions	(941,585)	(2,384,237)	(295,491)	(783,519)
Total increase (decrease) in net assets	(1,096,920)	(2,559,769)	(86,799)	(839,106)
Net assets at beginning of period	12,235,331	14,795,100	1,678,649	2,517,755
Net assets at end of period	$ 11,138,411	$ 12,235,331	$ 1,591,850	$ 1,678,649
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (55,006)	$ (51,337)	$ (34,588)	$ (57,198)
Realized gains (losses)	1,055,267	1,528,724	216,997	1,081,497
Unrealized appreciation (depreciation) during the year	(387,593)	(1,540,504)	(247,069)	(859,873)
Net increase (decrease) in net assets from operations	612,668	(63,117)	(64,660)	164,426
Contract transactions:
Payments received from contract owners	97,695	130,260	44,671	13,936
Transfers between Investment Options (including Guaranteed Interest Account), net	(418,630)	(350,699)	(89,624)	(116,158)
Transfers for contract benefits and terminations	(995,924)	(2,314,077)	(537,074)	(1,417,124)
Contract maintenance charges	(5,716)	(8,786)	(18,534)	(24,122)
Adjustments to net assets allocated to contracts in payout period	123	13,641	178	(7)
Net increase (decrease) in net assets resulting from contract transactions	(1,322,452)	(2,529,661)	(600,383)	(1,543,475)
Total increase (decrease) in net assets	(709,784)	(2,592,778)	(665,043)	(1,379,049)
Net assets at beginning of period	11,050,629	13,643,407	3,695,094	5,074,143
Net assets at end of period	$ 10,340,845	$ 11,050,629	$ 3,030,051	$ 3,695,094

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (17,774)	$ (16,421)	$ 24,606	$ 26,187
Realized gains (losses)	160,962	119,163	1,067	6,168
Unrealized appreciation (depreciation) during the year	(151,024)	(22,189)	39,815	(80,786)
Net increase (decrease) in net assets from operations	(7,836)	80,553	65,488	(48,431)
Contract transactions:
Payments received from contract owners	4,510	6,500	17,013	10,865
Transfers between Investment Options (including Guaranteed Interest Account), net	85,733	88,552	441,505	272,842
Transfers for contract benefits and terminations	(159,423)	(156,268)	(417,178)	(467,665)
Contract maintenance charges	(1,909)	(2,112)	(11,883)	(12,013)
Adjustments to net assets allocated to contracts in payout period	(643)	(379)	895	(676)
Net increase (decrease) in net assets resulting from contract transactions	(71,732)	(63,707)	30,352	(196,647)
Total increase (decrease) in net assets	(79,568)	16,846	95,840	(245,078)
Net assets at beginning of period	1,482,700	1,465,854	2,236,745	2,481,823
Net assets at end of period	$ 1,403,132	$ 1,482,700	$ 2,332,585	$ 2,236,745
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Franklin Flex Cap Growth VIP Fund – Class 2		Franklin Income VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,186)	$ (1,363)	$ 133,782	$ 161,082
Realized gains (losses)	12,347	58,522	(54,991)	(23,051)
Unrealized appreciation (depreciation) during the year	(15,418)	(53,352)	321,366	(556,955)
Net increase (decrease) in net assets from operations	(4,257)	3,807	400,157	(418,924)
Contract transactions:
Payments received from contract owners	-	-	29,109	20,937
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(21,864)	(542,662)	(24,997)
Transfers for contract benefits and terminations	(7,399)	(2,525)	(623,691)	(575,138)
Contract maintenance charges	(25)	(21)	(19,568)	(23,894)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(7,424)	(24,410)	(1,156,812)	(603,092)
Total increase (decrease) in net assets	(11,681)	(20,603)	(756,655)	(1,022,016)
Net assets at beginning of period	98,309	118,912	4,441,058	5,463,074
Net assets at end of period	$ 86,628	$ 98,309	$ 3,684,403	$ 4,441,058

	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 43,819	$ 129,539	$ (1,422)	$ (1,703)
Realized gains (losses)	661,808	854,837	1,250	19,270
Unrealized appreciation (depreciation) during the year	168,171	(1,422,150)	(545)	(17,206)
Net increase (decrease) in net assets from operations	873,798	(437,774)	(717)	361
Contract transactions:
Payments received from contract owners	33,859	23,894	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	(469,919)	(243,989)	-	(41,505)
Transfers for contract benefits and terminations	(820,047)	(1,004,591)	(1,894)	(4,256)
Contract maintenance charges	(20,193)	(25,097)	(31)	(35)
Adjustments to net assets allocated to contracts in payout period	(507)	6,761	-	-
Net increase (decrease) in net assets resulting from contract transactions	(1,276,807)	(1,243,022)	(1,925)	(45,796)
Total increase (decrease) in net assets	(403,009)	(1,680,796)	(2,642)	(45,435)
Net assets at beginning of period	6,866,389	8,547,185	118,620	164,055
Net assets at end of period	$ 6,463,380	$ 6,866,389	$ 115,978	$ 118,620
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (12,737)	$ (15,182)	$ (1,250)	$ (604)
Realized gains (losses)	66,825	83,440	18,823	40,926
Unrealized appreciation (depreciation) during the year	(79,119)	(33,246)	3,450	(60,864)
Net increase (decrease) in net assets from operations	(25,031)	35,012	21,023	(20,542)
Contract transactions:
Payments received from contract owners	7,637	7,273	3,162	2,556
Transfers between Investment Options (including Guaranteed Interest Account), net	(136,314)	186,444	(3,740)	(24,927)
Transfers for contract benefits and terminations	(88,654)	(215,386)	(12,524)	(11,503)
Contract maintenance charges	(2,491)	(4,800)	(448)	(629)
Adjustments to net assets allocated to contracts in payout period	130	18	-	-
Net increase (decrease) in net assets resulting from contract transactions	(219,692)	(26,451)	(13,550)	(34,503)
Total increase (decrease) in net assets	(244,723)	8,561	7,473	(55,045)
Net assets at beginning of period	1,231,941	1,223,380	250,150	305,195
Net assets at end of period	$ 987,218	$ 1,231,941	$ 257,623	$ 250,150

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 2,295	$ 4,425	$ (4,296)	$ (4,141)
Realized gains (losses)	19,994	42,333	12,719	41,333
Unrealized appreciation (depreciation) during the year	58,945	(60,671)	28,714	(60,180)
Net increase (decrease) in net assets from operations	81,234	(13,913)	37,137	(22,988)
Contract transactions:
Payments received from contract owners	601	600	679	241
Transfers between Investment Options (including Guaranteed Interest Account), net	219,712	27,832	(61,279)	(1,486)
Transfers for contract benefits and terminations	(30,433)	(38,386)	(35,144)	(8,056)
Contract maintenance charges	(247)	(187)	(138)	(152)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	189,633	(10,141)	(95,882)	(9,453)
Total increase (decrease) in net assets	270,867	(24,054)	(58,745)	(32,441)
Net assets at beginning of period	364,346	388,400	411,403	443,844
Net assets at end of period	$ 635,213	$ 364,346	$ 352,658	$ 411,403
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,145)	$ (1,356)	$ 29,245	$ 30,494
Realized gains (losses)	3,967	6,621	(11,976)	13,398
Unrealized appreciation (depreciation) during the year	9,361	(8,995)	80,046	(72,598)
Net increase (decrease) in net assets from operations	12,183	(3,730)	97,315	(28,706)
Contract transactions:
Payments received from contract owners	-	21	3,308	5,490
Transfers between Investment Options (including Guaranteed Interest Account), net	(11,474)	(270)	(16,444)	(93,492)
Transfers for contract benefits and terminations	(2,945)	(3,180)	(224,044)	(165,733)
Contract maintenance charges	(45)	(46)	(944)	(982)
Adjustments to net assets allocated to contracts in payout period	-	310	-	-
Net increase (decrease) in net assets resulting from contract transactions	(14,464)	(3,165)	(238,124)	(254,717)
Total increase (decrease) in net assets	(2,281)	(6,895)	(140,809)	(283,423)
Net assets at beginning of period	101,021	107,916	1,084,211	1,367,634
Net assets at end of period	$ 98,740	$ 101,021	$ 943,402	$ 1,084,211

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,715	$ (5,039)	$ (9,959)	$ (11,621)
Realized gains (losses)	87,636	293,512	108,685	181,541
Unrealized appreciation (depreciation) during the year	313,460	(421,820)	78,560	(239,574)
Net increase (decrease) in net assets from operations	405,811	(133,347)	177,286	(69,654)
Contract transactions:
Payments received from contract owners	17,983	18,709	9,242	9,558
Transfers between Investment Options (including Guaranteed Interest Account), net	(24,013)	(83,173)	(85,613)	(29,259)
Transfers for contract benefits and terminations	(362,053)	(467,212)	(188,676)	(318,816)
Contract maintenance charges	(7,524)	(9,051)	(578)	(775)
Adjustments to net assets allocated to contracts in payout period	534	(428)	78	(67)
Net increase (decrease) in net assets resulting from contract transactions	(375,073)	(541,155)	(265,547)	(339,359)
Total increase (decrease) in net assets	30,738	(674,502)	(88,261)	(409,013)
Net assets at beginning of period	2,868,336	3,542,838	1,365,723	1,774,736
Net assets at end of period	$ 2,899,074	$ 2,868,336	$ 1,277,462	$ 1,365,723
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (756)	$ (1,263)	$ 3,600	$ (1,758)
Realized gains (losses)	16,708	10,877	142,009	102,986
Unrealized appreciation (depreciation) during the year	9,048	(21,831)	1,329	(183,735)
Net increase (decrease) in net assets from operations	25,000	(12,217)	146,938	(82,507)
Contract transactions:
Payments received from contract owners	-	-	15,289	50,996
Transfers between Investment Options (including Guaranteed Interest Account), net	6,457	(5)	193,222	(50,214)
Transfers for contract benefits and terminations	(12,475)	(23,512)	(576,587)	(280,249)
Contract maintenance charges	(3,445)	(3,554)	(12,175)	(18,095)
Adjustments to net assets allocated to contracts in payout period	-	-	2,554	(2,123)
Net increase (decrease) in net assets resulting from contract transactions	(9,463)	(27,071)	(377,697)	(299,685)
Total increase (decrease) in net assets	15,537	(39,288)	(230,759)	(382,192)
Net assets at beginning of period	273,050	312,338	2,303,942	2,686,134
Net assets at end of period	$ 288,587	$ 273,050	$ 2,073,183	$ 2,303,942

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 782	$ (2,698)	$ 4,874	$ (7,839)
Realized gains (losses)	22,311	45,237	103,058	78,340
Unrealized appreciation (depreciation) during the year	10,968	(59,105)	(6,455)	(165,597)
Net increase (decrease) in net assets from operations	34,061	(16,566)	101,477	(95,096)
Contract transactions:
Payments received from contract owners	7,462	7,920	155,173	2,665
Transfers between Investment Options (including Guaranteed Interest Account), net	74,157	(107,736)	(111,859)	40,118
Transfers for contract benefits and terminations	(10,031)	(235,570)	(268,826)	(926,722)
Contract maintenance charges	(1,496)	(2,184)	(5,535)	(11,780)
Adjustments to net assets allocated to contracts in payout period	-	-	1,154	697
Net increase (decrease) in net assets resulting from contract transactions	70,092	(337,570)	(229,893)	(895,022)
Total increase (decrease) in net assets	104,153	(354,136)	(128,416)	(990,118)
Net assets at beginning of period	372,224	726,360	2,185,901	3,176,019
Net assets at end of period	$ 476,377	$ 372,224	$ 2,057,485	$ 2,185,901
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (14,958)	$ (17,213)	$ (1,584)	$ (225)
Realized gains (losses)	272,221	512,116	7,709	(4)
Unrealized appreciation (depreciation) during the year	(151,508)	(614,634)	41	(4,976)
Net increase (decrease) in net assets from operations	105,755	(119,731)	6,166	(5,205)
Contract transactions:
Payments received from contract owners	18,383	7,203	1,421	251
Transfers between Investment Options (including Guaranteed Interest Account), net	(20,418)	(97,069)	(17,234)	123,666
Transfers for contract benefits and terminations	(260,735)	(361,777)	(3,204)	(52)
Contract maintenance charges	(11,880)	(13,983)	(41)	-
Adjustments to net assets allocated to contracts in payout period	11	(11)	229	-
Net increase (decrease) in net assets resulting from contract transactions	(274,639)	(465,637)	(18,829)	123,865
Total increase (decrease) in net assets	(168,884)	(585,368)	(12,663)	118,660
Net assets at beginning of period	1,653,080	2,238,448	118,660	-
Net assets at end of period	$ 1,484,196	$ 1,653,080	$ 105,997	$ 118,660

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,557)	$ (2,427)	$ (2,971)	$ (350)
Realized gains (losses)	(4,971)	32,302	37,525	34,130
Unrealized appreciation (depreciation) during the year	(4,414)	(24,036)	(44,831)	(36,061)
Net increase (decrease) in net assets from operations	(10,942)	5,839	(10,277)	(2,281)
Contract transactions:
Payments received from contract owners	301	2,894	3,519	8,241
Transfers between Investment Options (including Guaranteed Interest Account), net	(61,255)	119,827	(4,364)	71,190
Transfers for contract benefits and terminations	(16,260)	(14,173)	(81,882)	(89,727)
Contract maintenance charges	(63)	(91)	(230)	(356)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(77,277)	108,457	(82,957)	(10,652)
Total increase (decrease) in net assets	(88,219)	114,296	(93,234)	(12,933)
Net assets at beginning of period	188,394	74,098	664,557	677,490
Net assets at end of period	$ 100,175	$ 188,394	$ 571,323	$ 664,557
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (15,887)	$ (13,062)	$ (3,212)	$ 40,482
Realized gains (losses)	46,040	324,840	(348,979)	(100,026)
Unrealized appreciation (depreciation) during the year	182,052	(451,073)	485,589	(323,416)
Net increase (decrease) in net assets from operations	212,205	(139,295)	133,398	(382,960)
Contract transactions:
Payments received from contract owners	18,602	13,029	9,932	3,764
Transfers between Investment Options (including Guaranteed Interest Account), net	(127,557)	(15,894)	(29,825)	293,374
Transfers for contract benefits and terminations	(197,193)	(305,885)	(251,310)	(285,554)
Contract maintenance charges	(7,543)	(9,898)	(7,089)	(7,621)
Adjustments to net assets allocated to contracts in payout period	7	(6)	4	(4)
Net increase (decrease) in net assets resulting from contract transactions	(313,684)	(318,654)	(278,288)	3,959
Total increase (decrease) in net assets	(101,479)	(457,949)	(144,890)	(379,001)
Net assets at beginning of period	1,673,212	2,131,161	1,098,854	1,477,855
Net assets at end of period	$ 1,571,733	$ 1,673,212	$ 953,964	$ 1,098,854

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,968	$ 14,026	$ 26,794	$ 94,211
Realized gains (losses)	(13,783)	(4,818)	(4,644)	55,225
Unrealized appreciation (depreciation) during the year	24,581	(32,665)	33,308	(167,679)
Net increase (decrease) in net assets from operations	14,766	(23,457)	55,458	(18,243)
Contract transactions:
Payments received from contract owners	12,097	10,103	4,692	24,688
Transfers between Investment Options (including Guaranteed Interest Account), net	63,611	(34,107)	1,345,597	(134,282)
Transfers for contract benefits and terminations	(131,693)	(157,548)	(372,678)	(757,881)
Contract maintenance charges	(234)	(494)	(2,761)	(7,695)
Adjustments to net assets allocated to contracts in payout period	812	314	472	(329)
Net increase (decrease) in net assets resulting from contract transactions	(55,407)	(181,732)	975,322	(875,499)
Total increase (decrease) in net assets	(40,641)	(205,189)	1,030,780	(893,742)
Net assets at beginning of period	483,208	688,397	2,459,479	3,353,221
Net assets at end of period	$ 442,567	$ 483,208	$ 3,490,259	$ 2,459,479
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Rydex VT Inverse Government Long Bond Strategy Fund		Sentinel Variable Products Balanced Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (346)	$ (568)	$ 746	$ 446
Realized gains (losses)	(16,737)	75	4,118	13,411
Unrealized appreciation (depreciation) during the year	15,841	(385)	8,181	(16,527)
Net increase (decrease) in net assets from operations	(1,242)	(878)	13,045	(2,670)
Contract transactions:
Payments received from contract owners	-	-	899	900
Transfers between Investment Options (including Guaranteed Interest Account), net	(9,751)	631	93,622	(24,817)
Transfers for contract benefits and terminations	-	-	(9,805)	(15,484)
Contract maintenance charges	(71)	(72)	(298)	(289)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-
Net increase (decrease) in net assets resulting from contract transactions	(9,822)	559	84,418	(39,690)
Total increase (decrease) in net assets	(11,064)	(319)	97,463	(42,360)
Net assets at beginning of period	34,514	34,833	143,197	185,557
Net assets at end of period	$ 23,450	$ 34,514	$ 240,660	$ 143,197

	Sentinel Variable Products Bond Fund		Sentinel Variable Products Common Stock Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 7,785	$ 22,037	$ 9,156	$ 55,747
Realized gains (losses)	(9,733)	(5,960)	368,114	588,489
Unrealized appreciation (depreciation) during the year	(3,687)	(48,968)	(15,537)	(693,780)
Net increase (decrease) in net assets from operations	(5,635)	(32,891)	361,733	(49,544)
Contract transactions:
Payments received from contract owners	12,644	1,937	47,646	12,663
Transfers between Investment Options (including Guaranteed Interest Account), net	136,497	(5,829)	(91,404)	(160,722)
Transfers for contract benefits and terminations	(183,912)	(209,132)	(622,563)	(794,645)
Contract maintenance charges	(9,335)	(9,401)	(29,099)	(33,731)
Adjustments to net assets allocated to contracts in payout period	7	(6)	42	(39)
Net increase (decrease) in net assets resulting from contract transactions	(44,099)	(222,431)	(695,378)	(976,474)
Total increase (decrease) in net assets	(49,734)	(255,322)	(333,645)	(1,026,018)
Net assets at beginning of period	1,200,677	1,455,999	4,210,585	5,236,603
Net assets at end of period	$ 1,150,943	$ 1,200,677	$ 3,876,940	$ 4,210,585
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Sentinel Variable Products Mid Cap Fund		Sentinel Variable Products Small Company Fund
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,811)	$ (4,922)	$ (12,242)	$ (11,624)
Realized gains (losses)	(37,868)	40,672	88,065	136,366
Unrealized appreciation (depreciation) during the year	47,164	(51,241)	117,432	(142,047)
Net increase (decrease) in net assets from operations	7,485	(15,491)	193,255	(17,305)
Contract transactions:
Payments received from contract owners	46	4,090	10,003	908
Transfers between Investment Options (including Guaranteed Interest Account), net	(486,228)	99,052	386,699	4,252
Transfers for contract benefits and terminations	(13,170)	(52,587)	(102,623)	(181,984)
Contract maintenance charges	(9)	(86)	(4,033)	(4,795)
Adjustments to net assets allocated to contracts in payout period	(30)	(36)	79	(6)
Net increase (decrease) in net assets resulting from contract transactions	(499,391)	50,433	290,125	(181,625)
Total increase (decrease) in net assets	(491,906)	34,942	483,380	(198,930)
Net assets at beginning of period	491,906	456,964	760,706	959,636
Net assets at end of period	$ -	$ 491,906	$ 1,244,086	$ 760,706

	Templeton Developing Markets VIP Fund – Class 1		Templeton Developing Markets VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (3,262)	$ 12,602	$ (4,008)	$ 8,737
Realized gains (losses)	(6,540)	145,078	(86,185)	98,123
Unrealized appreciation (depreciation) during the year	162,684	(414,989)	184,890	(308,234)
Net increase (decrease) in net assets from operations	152,882	(257,309)	94,697	(201,374)
Contract transactions:
Payments received from contract owners	4,072	64,236	16,763	16,771
Transfers between Investment Options (including Guaranteed Interest Account), net	13,507	(75,959)	(65,065)	(12,331)
Transfers for contract benefits and terminations	(36,777)	(129,444)	(77,230)	(165,556)
Contract maintenance charges	(509)	(515)	(809)	(955)
Adjustments to net assets allocated to contracts in payout period	379	7,344	(4)	(5)
Net increase (decrease) in net assets resulting from contract transactions	(19,328)	(134,338)	(126,345)	(162,076)
Total increase (decrease) in net assets	133,554	(391,647)	(31,648)	(363,450)
Net assets at beginning of period	965,557	1,357,204	682,620	1,046,070
Net assets at end of period	$ 1,099,111	$ 965,557	$ 650,972	$ 682,620
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Templeton Foreign VIP Fund – Class 1		Templeton Foreign VIP Fund – Class 2
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 62,946	$ 195,196	$ 11,964	$ 41,093
Realized gains (losses)	235,873	482,003	(71,606)	19,673
Unrealized appreciation (depreciation) during the year	169,754	(1,355,845)	143,504	(202,610)
Net increase (decrease) in net assets from operations	468,573	(678,646)	83,862	(141,844)
Contract transactions:
Payments received from contract owners	27,696	166,004	9,498	14,921
Transfers between Investment Options (including Guaranteed Interest Account), net	(72,299)	(9,948)	(64,434)	(172,222)
Transfers for contract benefits and terminations	(709,666)	(881,706)	(236,185)	(215,076)
Contract maintenance charges	(4,246)	(4,872)	(1,311)	(1,675)
Adjustments to net assets allocated to contracts in payout period	1,443	(8,528)	(1,597)	(905)
Net increase (decrease) in net assets resulting from contract transactions	(757,072)	(739,050)	(294,029)	(374,957)
Total increase (decrease) in net assets	(288,499)	(1,417,696)	(210,167)	(516,801)
Net assets at beginning of period	8,414,011	9,831,707	1,694,146	2,210,947
Net assets at end of period	$ 8,125,512	$ 8,414,011	$ 1,483,979	$ 1,694,146

	Templeton Global Bond VIP Fund – Class 1		Templeton Growth VIP Fund – Class 1
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (63,421)	$ 373,195	$ 261,939	$ 525,070
Realized gains (losses)	202,377	6,123	1,222,070	461,131
Unrealized appreciation (depreciation) during the year	(86,646)	(695,446)	736,782	(3,578,300)
Net increase (decrease) in net assets from operations	52,310	(316,128)	2,220,791	(2,592,099)
Contract transactions:
Payments received from contract owners	31,837	301,433	148,047	926,650
Transfers between Investment Options (including Guaranteed Interest Account), net	(433,566)	(46,367)	(720,935)	(2,100,553)
Transfers for contract benefits and terminations	(675,566)	(745,695)	(3,272,698)	(3,042,128)
Contract maintenance charges	(2,118)	(2,534)	(20,779)	18,172
Adjustments to net assets allocated to contracts in payout period	6,137	(22,769)	(31,085)	(24,527)
Net increase (decrease) in net assets resulting from contract transactions	(1,073,276)	(515,932)	(3,897,450)	(4,222,386)
Total increase (decrease) in net assets	(1,020,966)	(832,060)	(1,676,659)	(6,814,485)
Net assets at beginning of period	5,087,576	5,919,636	31,197,752	38,012,237
Net assets at end of period	$ 4,066,610	$ 5,087,576	$ 29,521,093	$ 31,197,752
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Templeton Growth VIP Fund – Class 2		Virtus Capital Growth Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 31,025	$ 68,881	$ (754,837)	$ (861,275)
Realized gains (losses)	255,594	73,639	5,051,463	3,746,340
Unrealized appreciation (depreciation) during the year	67,811	(546,904)	(5,740,305)	2,488,006
Net increase (decrease) in net assets from operations	354,430	(404,384)	(1,443,679)	5,373,071
Contract transactions:
Payments received from contract owners	46,963	19,436	544,990	581,192
Transfers between Investment Options (including Guaranteed Interest Account), net	(23,695)	(112,484)	(1,847,587)	(1,465,955)
Transfers for contract benefits and terminations	(702,862)	(757,486)	(7,066,837)	(7,572,196)
Contract maintenance charges	(19,986)	(25,609)	(62,860)	(69,964)
Adjustments to net assets allocated to contracts in payout period	(1,028)	(2,464)	6,109	70,446
Net increase (decrease) in net assets resulting from contract transactions	(700,608)	(878,607)	(8,426,185)	(8,456,477)
Total increase (decrease) in net assets	(346,178)	(1,282,991)	(9,869,864)	(3,083,406)
Net assets at beginning of period	4,951,424	6,234,415	67,047,289	70,130,695
Net assets at end of period	$ 4,605,246	$ 4,951,424	$ 57,177,425	$ 67,047,289

	Virtus Enhanced Core Equity Series – Class A Shares		Virtus International Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (13,725)	$ (75,962)	$ (90,756)	$ 200,474
Realized gains (losses)	2,055,552	1,329,345	3,334,412	1,284,052
Unrealized appreciation (depreciation) during the year	(1,280,300)	(2,624,252)	(3,791,704)	(3,994,290)
Net increase (decrease) in net assets from operations	761,527	(1,370,869)	(548,048)	(2,509,764)
Contract transactions:
Payments received from contract owners	367,188	261,173	122,301	73,285
Transfers between Investment Options (including Guaranteed Interest Account), net	(390,870)	(118,951)	(37,357)	(200,275)
Transfers for contract benefits and terminations	(1,499,721)	(1,494,123)	(1,983,890)	(2,526,203)
Contract maintenance charges	(6,548)	19,207	(38,771)	(46,199)
Adjustments to net assets allocated to contracts in payout period	35,996	(40,813)	1,851	(1,672)
Net increase (decrease) in net assets resulting from contract transactions	(1,493,955)	(1,373,507)	(1,935,866)	(2,701,064)
Total increase (decrease) in net assets	(732,428)	(2,744,376)	(2,483,914)	(5,210,828)
Net assets at beginning of period	11,583,199	14,327,575	18,888,304	24,099,132
Net assets at end of period	$ 10,850,771	$ 11,583,199	$ 16,404,390	$ 18,888,304
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Multi-Sector Fixed Income Series – Class A Shares		Virtus Real Estate Securities Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 504,521	$ 509,863	$ 43,055	$ 5,741
Realized gains (losses)	(61,030)	(51,947)	1,382,190	1,526,077
Unrealized appreciation (depreciation) during the year	810,233	(858,402)	(972,865)	(1,442,778)
Net increase (decrease) in net assets from operations	1,253,724	(400,486)	452,380	89,040
Contract transactions:
Payments received from contract owners	112,837	148,452	55,729	54,130
Transfers between Investment Options (including Guaranteed Interest Account), net	(438,251)	(368,208)	15,647	(353,610)
Transfers for contract benefits and terminations	(2,222,136)	(2,223,538)	(1,266,120)	(1,063,669)
Contract maintenance charges	(22,642)	(25,421)	(17,214)	(14,231)
Adjustments to net assets allocated to contracts in payout period	1,826	40,947	2,729	1,298
Net increase (decrease) in net assets resulting from contract transactions	(2,568,366)	(2,427,768)	(1,209,229)	(1,376,082)
Total increase (decrease) in net assets	(1,314,642)	(2,828,254)	(756,849)	(1,287,042)
Net assets at beginning of period	16,562,813	19,391,067	8,774,206	10,061,248
Net assets at end of period	$ 15,248,171	$ 16,562,813	$ 8,017,357	$ 8,774,206

	Virtus Small-Cap Growth Series – Class A Shares		Virtus Small-Cap Value Series – Class A Shares
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (96,275)	$ (98,568)	$ 51,396	$ (63,227)
Realized gains (losses)	787,039	948,163	1,064,223	1,001,050
Unrealized appreciation (depreciation) during the year	1,003,900	(893,221)	532,346	(1,161,246)
Net increase (decrease) in net assets from operations	1,694,664	(43,626)	1,647,965	(223,423)
Contract transactions:
Payments received from contract owners	166,138	55,275	116,188	30,563
Transfers between Investment Options (including Guaranteed Interest Account), net	304,540	(234,258)	(26,984)	(219,475)
Transfers for contract benefits and terminations	(922,077)	(836,481)	(953,908)	(1,344,677)
Contract maintenance charges	(4,860)	(5,868)	(13,452)	(16,653)
Adjustments to net assets allocated to contracts in payout period	3,539	(4,257)	1,980	16,482
Net increase (decrease) in net assets resulting from contract transactions	(452,720)	(1,025,589)	(876,176)	(1,533,760)
Total increase (decrease) in net assets	1,241,944	(1,069,215)	771,789	(1,757,183)
Net assets at beginning of period	7,243,052	8,312,267	7,317,692	9,074,875
Net assets at end of period	$ 8,484,996	$ 7,243,052	$ 8,089,481	$ 7,317,692
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 200,007	$ 255,640	$ (21,354)	$ 45,408
Realized gains (losses)	4,660,863	4,072,268	2,013,046	2,368,913
Unrealized appreciation (depreciation) during the year	(5,073,622)	(7,997,452)	(2,621,312)	(2,655,923)
Net increase (decrease) in net assets from operations	(212,752)	(3,669,544)	(629,620)	(241,602)
Contract transactions:
Payments received from contract owners	948,625	830,571	72,741	118,017
Transfers between Investment Options (including Guaranteed Interest Account), net	(1,886,943)	(2,453,949)	(156,879)	(192,194)
Transfers for contract benefits and terminations	(5,665,086)	(6,225,502)	(1,900,461)	(2,717,439)
Contract maintenance charges	(31,394)	(35,445)	(13,979)	(15,899)
Adjustments to net assets allocated to contracts in payout period	(20,763)	(18,435)	2,068	(841)
Net increase (decrease) in net assets resulting from contract transactions	(6,655,561)	(7,902,760)	(1,996,510)	(2,808,356)
Total increase (decrease) in net assets	(6,868,313)	(11,572,304)	(2,626,130)	(3,049,958)
Net assets at beginning of period	50,726,430	62,298,734	25,045,983	28,095,941
Net assets at end of period	$ 43,858,117	$ 50,726,430	$ 22,419,853	$ 25,045,983

	Wanger International Select		Wanger Select
	2016	2015	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 3,657	$ 8,520	$ (52,621)	$ (67,795)
Realized gains (losses)	(188,370)	252,043	1,485,158	1,660,757
Unrealized appreciation (depreciation) during the year	32,498	(339,544)	(887,470)	(1,640,162)
Net increase (decrease) in net assets from operations	(152,215)	(78,981)	545,067	(47,200)
Contract transactions:
Payments received from contract owners	2,615	11,920	20,380	7,275
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,317,221)	(17,835)	(386,393)	(79,685)
Transfers for contract benefits and terminations	(34,929)	(241,441)	(434,312)	(368,459)
Contract maintenance charges	(296)	(910)	(998)	(1,337)
Adjustments to net assets allocated to contracts in payout period	425	(420)	(1,422)	411
Net increase (decrease) in net assets resulting from contract transactions	(3,349,406)	(248,686)	(802,745)	(441,795)
Total increase (decrease) in net assets	(3,501,621)	(327,667)	(257,678)	(488,995)
Net assets at beginning of period	3,501,621	3,829,288	5,161,101	5,650,096
Net assets at end of period	$ -	$ 3,501,621	$ 4,903,423	$ 5,161,101
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2016 and 2015
(Continued)
	Wanger USA
	2016	2015
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (324,420)	$ (387,550)
Realized gains (losses)	7,187,252	5,079,142
Unrealized appreciation (depreciation) during the year	(3,891,780)	(5,130,490)
Net increase (decrease) in net assets from operations	2,971,052	(438,898)
Contract transactions:
Payments received from contract owners	88,836	137,627
Transfers between Investment Options (including Guaranteed Interest Account), net	(956,466)	(597,436)
Transfers for contract benefits and terminations	(3,436,171)	(2,835,378)
Contract maintenance charges	(17,492)	(12,807)
Adjustments to net assets allocated to contracts in payout period	520	2,132
Net increase (decrease) in net assets resulting from contract transactions	(4,320,773)	(3,305,862)
Total increase (decrease) in net assets	(1,349,721)	(3,744,760)
Net assets at beginning of period	27,913,207	31,657,967
Net assets at end of period	$ 26,563,486	$ 27,913,207
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life Insurance Company (“Phoenix Life”, the Company, “we” or “us”). Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 62 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
AB VPS Balanced Wealth Strategy Portfolio-Class B
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Flex Cap Growth VIP Fund-Class 2
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock - Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Aggressive Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Balanced ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Balanced ETF Asset Allocation Portfolio-Class II)
Morningstar Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Growth ETF Asset Allocation Portfolio-Class II)
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II (formerly Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II)
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund
Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund (effective 6/17/2016, liquidated and merged into surviving fund Sentinel Variable Products Small Company Fund)
Sentinel Variable Products Small Company Fund
Templeton Developing Markets VIP Fund-Class 1
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 1
Templeton Foreign VIP Fund-Class 2
Templeton Global Bond VIP Fund-Class 1
Templeton Growth VIP Fund-Class 1
Templeton Growth VIP Fund-Class 2
Virtus Capital Growth Series-Class A Shares
Virtus Enhanced Core Equity Series-Class A Shares (formerly Virtus Growth & Income Series-Class A Shares)
Virtus International Series-Class A Shares
Virtus Multi-Sector Fixed Income Series-Class A Shares
Virtus Real Estate Securities Series-Class A Shares
Virtus Small-Cap Growth Series-Class A Shares
Virtus Small-Cap Value Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger International Select (liquidated 4/29/2016)
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account ("GIA").
Phoenix Life and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix Life’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against Phoenix Life’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by Phoenix Life and may result in additional amounts being transferred into the variable annuity account from Phoenix Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to Phoenix Life.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
C.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
D.     Income taxes: Phoenix Life is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Under the current provisions of the Code, Phoenix Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. Phoenix Life will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
E.     Use of estimates: The preparation of financial statements in accordance with GAAP requires Phoenix Life management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
F.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2016.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3— Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:
Investment Option	Purchases	Sales
AB VPS Balanced Wealth Strategy Portfolio – Class B	$ 116,853	$ 71,351
Alger Capital Appreciation Portfolio – Class I-2 Shares	19,844	114,949
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	129,442	207,099
Deutsche Equity 500 Index VIP – Class A	634,383	925,660
Deutsche Small Cap Index VIP – Class A	21,603	53,248
Federated Fund for U.S. Government Securities II	1,407,491	2,115,644
Federated Government Money Fund II - Service Shares	4,405,574	5,502,494
Federated High Income Bond Fund II – Primary Shares	139,566	349,376
Fidelity ® VIP Contrafund® Portfolio – Service Class	1,080,125	1,619,079
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	275,210	842,083
Fidelity ® VIP Growth Portfolio – Service Class	286,013	241,102
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	639,033	583,091
Franklin Flex Cap Growth VIP Fund – Class 2	12,873	8,607
Franklin Income VIP Fund – Class 2	377,115	1,400,145
Franklin Mutual Shares VIP Fund – Class 2	1,035,183	1,730,971
Guggenheim VT Long Short Equity Fund	-	3,347
Invesco V.I. American Franchise Fund – Series I Shares	141,155	284,354
Invesco V.I. Core Equity Fund – Series I Shares	21,921	19,674
Invesco V.I. Equity and Income Fund – Series II Shares	281,112	71,954
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	23,939	102,177
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	6,285	16,786
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	154,996	363,875
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	95,972	429,110
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	102,500	308,359
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	23,550	20,218
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	473,218	747,633
Morningstar Growth ETF Asset Allocation Portfolio – Class II	107,947	16,403
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	223,980	342,275
Neuberger Berman AMT Guardian Portfolio – S Class	320,235	329,962
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	64,355	79,707
Oppenheimer Capital Appreciation Fund/VA – Service Shares	35,823	101,018
Oppenheimer Global Fund/VA – Service Shares	122,439	168,303
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	173,078	446,326
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	76,073	357,574
PIMCO Real Return Portfolio – Advisor Class	88,573	140,012
PIMCO Total Return Portfolio – Advisor Class	1,694,554	692,438
Rydex VT Inverse Government Long Bond Strategy Fund	2,255	12,424
Sentinel Variable Products Balanced Fund	109,877	20,787
Sentinel Variable Products Bond Fund	180,346	216,661
Sentinel Variable Products Common Stock Fund	500,647	866,088
Sentinel Variable Products Mid Cap Fund	64,840	523,839
Sentinel Variable Products Small Company Fund	578,783	213,741
Templeton Developing Markets VIP Fund – Class 1	53,599	76,189
Templeton Developing Markets VIP Fund – Class 2	341,969	472,322
Templeton Foreign VIP Fund – Class 1	321,245	878,863
Templeton Foreign VIP Fund – Class 2	70,969	324,894
Templeton Global Bond VIP Fund – Class 1	26,354	1,159,203
Templeton Growth VIP Fund – Class 1	1,858,825	4,397,005
Templeton Growth VIP Fund – Class 2	564,516	1,052,662
Virtus Capital Growth Series – Class A Shares	1,969,059	9,757,610
Virtus Enhanced Core Equity Series – Class A Shares	2,590,435	2,018,416
Virtus International Series – Class A Shares	3,619,638	2,334,397

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Multi-Sector Fixed Income Series – Class A Shares	$ 1,201,177	$ 3,265,021
Virtus Real Estate Securities Series – Class A Shares	2,060,377	1,975,886
Virtus Small-Cap Growth Series – Class A Shares	1,279,751	1,119,299
Virtus Small-Cap Value Series – Class A Shares	1,692,083	1,604,574
Virtus Strategic Allocation Series – Class A Shares	6,367,499	7,971,172
Wanger International	2,888,557	2,952,337
Wanger International Select	67,126	3,360,880
Wanger Select	1,615,202	955,730
Wanger USA	7,235,192	4,674,490
	$ 52,072,335	$ 73,010,894

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4— Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	24,991	(46,327)	(21,336)	214,994	(494,943)	(279,949)
Alger Capital Appreciation Portfolio – Class I-2 Shares	6,916	(55,521)	(48,605)	3,789	(68,093)	(64,304)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	56,176	(111,432)	(55,256)	70,738	(77,475)	(6,737)
Deutsche Equity 500 Index VIP – Class A	144,226	(448,778)	(304,552)	280,732	(242,036)	38,696
Deutsche Small Cap Index VIP – Class A	9,171	(40,053)	(30,882)	11,213	(17,049)	(5,836)
Federated Fund for U.S. Government Securities II	955,002	(1,431,111)	(476,109)	185,188	(1,026,228)	(841,040)
Federated Government Money Fund II - Service Shares	5,183,027	(6,211,996)	(1,028,969)	2,211,733	(4,769,984)	(2,558,251)
Federated High Income Bond Fund II – Primary Shares	19,702	(156,416)	(136,714)	27,721	(380,546)	(352,825)
Fidelity ® VIP Contrafund® Portfolio – Service Class	107,133	(739,901)	(632,768)	137,790	(1,302,800)	(1,165,010)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	174,199	(504,709)	(330,510)	102,186	(1,085,499)	(983,313)
Fidelity ® VIP Growth Portfolio – Service Class	136,697	(186,843)	(50,146)	144,988	(170,900)	(25,912)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	451,399	(437,334)	14,065	259,279	(410,781)	(151,502)
Franklin Flex Cap Growth VIP Fund – Class 2	-	(4,885)	(4,885)	3,312	(18,152)	(14,840)
Franklin Income VIP Fund – Class 2	142,246	(1,040,093)	(897,847)	243,525	(668,132)	(424,607)
Franklin Mutual Shares VIP Fund – Class 2	208,766	(962,882)	(754,116)	75,597	(717,880)	(642,283)
Guggenheim VT Long Short Equity Fund	-	(1,112)	(1,112)	1	(26,589)	(26,588)
Invesco V.I. American Franchise Fund – Series I Shares	42,789	(212,519)	(169,730)	191,988	(216,645)	(24,657)
Invesco V.I. Core Equity Fund – Series I Shares	3,051	(11,767)	(8,716)	2,463	(24,345)	(21,882)
Invesco V.I. Equity and Income Fund – Series II Shares	174,907	(43,054)	131,853	27,242	(33,351)	(6,109)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	1,499	(59,591)	(58,092)	1,338	(6,805)	(5,467)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	734	(8,747)	(8,013)	643	(2,288)	(1,645)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	66,864	(202,631)	(135,767)	26,873	(171,335)	(144,462)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	26,205	(275,172)	(248,967)	19,720	(382,542)	(362,822)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	20,827	(180,298)	(159,471)	19,345	(222,852)	(203,507)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	4,801	(12,640)	(7,839)	8	(20,710)	(20,702)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	293,626	(600,517)	(306,891)	40,423	(278,977)	(238,554)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	62,820	(9,157)	53,663	16,218	(275,341)	(259,123)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	209,045	(408,395)	(199,350)	142,462	(936,976)	(794,514)
Neuberger Berman AMT Guardian Portfolio – S Class	30,378	(221,720)	(191,342)	10,108	(320,370)	(310,262)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	65,367	(81,469)	(16,102)	122,535	(54)	122,481
Oppenheimer Capital Appreciation Fund/VA – Service Shares	14,345	(68,933)	(54,588)	259,240	(186,454)	72,786
Oppenheimer Global Fund/VA – Service Shares	60,429	(119,565)	(59,136)	235,425	(256,209)	(20,784)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	86,528	(294,693)	(208,165)	62,979	(264,997)	(202,018)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	172,024	(659,451)	(487,427)	530,830	(498,778)	32,052
PIMCO Real Return Portfolio – Advisor Class	63,665	(106,972)	(43,307)	29,711	(167,453)	(137,742)
PIMCO Total Return Portfolio – Advisor Class	1,129,584	(453,584)	676,000	186,740	(775,401)	(588,661)
Rydex VT Inverse Government Long Bond Strategy Fund	8,662	(41,472)	(32,810)	5,508	(3,378)	2,130
Sentinel Variable Products Balanced Fund	71,323	(12,724)	58,599	651	(29,049)	(28,398)
Sentinel Variable Products Bond Fund	128,672	(161,879)	(33,207)	19,034	(183,921)	(164,887)
Sentinel Variable Products Common Stock Fund	96,490	(530,856)	(434,366)	130,410	(751,149)	(620,739)
Sentinel Variable Products Mid Cap Fund	15,925	(380,441)	(364,516)	87,406	(53,326)	34,080
Sentinel Variable Products Small Company Fund	302,410	(119,600)	182,810	43,666	(154,829)	(111,163)
Templeton Developing Markets VIP Fund – Class 1	32,578	(49,415)	(16,837)	89,838	(187,329)	(97,491)
Templeton Developing Markets VIP Fund – Class 2	271,745	(387,845)	(116,100)	74,859	(205,081)	(130,222)
Templeton Foreign VIP Fund – Class 1	8,400	(224,390)	(215,990)	102,141	(295,443)	(193,302)
Templeton Foreign VIP Fund – Class 2	15,664	(180,327)	(164,663)	144,720	(369,157)	(224,437)
Templeton Global Bond VIP Fund – Class 1	8,315	(226,705)	(218,390)	128,246	(230,439)	(102,193)
Templeton Growth VIP Fund – Class 1	35,805	(733,615)	(697,810)	172,926	(869,198)	(696,272)
Templeton Growth VIP Fund – Class 2	238,100	(781,787)	(543,687)	121,543	(658,671)	(537,128)
Virtus Capital Growth Series – Class A Shares	110,781	(899,989)	(789,208)	98,907	(847,127)	(748,220)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2016			For the period ended December 31, 2015
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Enhanced Core Equity Series – Class A Shares	356,052	(1,254,042)	(897,990)	258,661	(1,025,235)	(766,574)
Virtus International Series – Class A Shares	377,767	(1,148,632)	(770,865)	391,714	(1,297,701)	(905,987)
Virtus Multi-Sector Fixed Income Series – Class A Shares	152,440	(649,787)	(497,347)	179,466	(708,290)	(528,824)
Virtus Real Estate Securities Series – Class A Shares	96,657	(336,985)	(240,328)	78,896	(427,342)	(348,446)
Virtus Small-Cap Growth Series – Class A Shares	185,842	(318,423)	(132,581)	133,633	(455,580)	(321,947)
Virtus Small-Cap Value Series – Class A Shares	230,338	(649,206)	(418,868)	24,822	(693,169)	(668,347)
Virtus Strategic Allocation Series – Class A Shares	135,243	(895,815)	(760,572)	118,533	(985,636)	(867,103)
Wanger International	122,720	(451,174)	(328,454)	61,307	(487,985)	(426,678)
Wanger International Select	1,729	(1,113,107)	(1,111,378)	16,168	(90,433)	(74,265)
Wanger Select	27,802	(237,790)	(209,988)	11,612	(131,248)	(119,636)
Wanger USA	22,316	(661,821)	(639,505)	62,125	(557,686)	(495,561)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5— Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2016, 2015, 2014, 2013, and 2012 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
AB VPS Balanced Wealth Strategy Portfolio – Class B
2016	787	1.28	to	1.37	1,040	1.81%	1.00%	to	1.80%	2.57%	to	3.40%
2015 ‡	808	1.25	to	1.30	1,038	1.80%	1.25%	to	1.80%	(0.53%)	to	0.03%
2014	1,088	1.25	to	1.30	1,389	2.37%	1.25%	to	1.80%	5.18%	to	5.77%
2013 ‡	1,021	1.19	to	1.23	1,234	2.54%	1.25%	to	1.80%	14.18%	to	14.82%
2012	755	1.04	to	1.07	794	1.88%	1.25%	to	1.80%	11.33%	to	11.95%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2016	487	2.56	to	2.30	922	0.18%	0.90%	to	1.80%	(1.30%)	to	(0.40%)
2015	535	2.60	to	2.31	1,023	0.08%	0.90%	to	1.80%	4.28%	to	5.24%
2014	600	2.49	to	2.19	1,084	0.08%	0.90%	to	1.80%	11.71%	to	12.73%
2013 ‡	815	2.23	to	1.95	1,285	0.34%	0.90%	to	1.80%	32.76%	to	33.97%
2012 ‡	1,022	1.68	to	1.45	1,205	0.99%	0.90%	to	1.80%	16.17%	to	17.24%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2016 ‡	313	2.07	to	2.18	660	0.62%	0.90%	to	1.50%	18.47%	to	19.19%
2015 ‡	368	1.74	to	1.83	655	0.09%	0.90%	to	1.50%	(4.14%)	to	(3.56%)
2014	375	1.82	to	1.90	694	0.93%	0.90%	to	1.50%	7.62%	to	8.27%
2013 ‡	380	1.69	to	1.75	651	1.02%	0.90%	to	1.50%	30.84%	to	31.63%
2012 ‡	238	1.29	to	1.33	311	1.07%	0.90%	to	1.50%	15.54%	to	16.25%
Deutsche Equity 500 Index VIP – Class A
2016 ‡	1,654	1.98	to	2.36	3,646	2.11%	0.90%	to	1.80%	9.61%	to	10.61%
2015 ‡	1,959	1.81	to	2.13	3,911	1.70%	0.90%	to	1.80%	(0.69%)	to	0.22%
2014	1,920	1.82	to	2.13	3,822	1.90%	0.90%	to	1.80%	11.35%	to	12.37%
2013	2,101	1.63	to	1.90	3,717	1.82%	0.90%	to	1.80%	29.56%	to	30.74%
2012 ‡	2,545	1.26	to	1.45	3,455	1.75%	0.90%	to	1.80%	13.61%	to	14.66%
Deutsche Small Cap Index VIP – Class A
2016 ‡	130	1.93	to	2.00	256	1.20%	1.10%	to	1.50%	19.22%	to	19.70%
2015 ‡	160	1.62	to	1.69	266	1.09%	1.00%	to	1.50%	(6.03%)	to	(5.55%)
2014	166	1.69	to	1.79	292	0.90%	1.00%	to	1.80%	2.86%	to	3.70%
2013 ‡	335	1.64	to	1.72	568	1.76%	1.00%	to	1.80%	36.15%	to	37.25%
2012 ‡	127	1.21	to	1.26	157	0.95%	1.00%	to	1.80%	14.16%	to	15.09%
Federated Fund for U.S. Government Securities II
2016 ‡	3,105	1.30	to	1.55	4,642	2.75%	0.90%	to	1.80%	(0.22%)	to	0.70%
2015	3,581	1.30	to	1.54	5,402	2.78%	0.90%	to	1.80%	(1.29%)	to	(0.39%)
2014	4,422	1.32	to	1.55	6,747	2.99%	0.90%	to	1.80%	2.74%	to	3.68%
2013	5,202	1.28	to	1.49	7,643	3.35%	0.90%	to	1.80%	(3.81%)	to	(2.93%)
2012 ‡	6,156	1.33	to	1.54	9,393	3.92%	0.90%	to	1.80%	1.12%	to	2.05%
Federated Government Money Fund II - Service Shares
2016 ‡	12,202	0.88	to	0.94	11,138	0.00%*	0.90%	to	1.80%	(1.79%)	to	(0.89%)
2015 ‡	13,231	0.90	to	0.95	12,235	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2014	15,789	0.91	to	0.96	14,795	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2013	18,308	0.93	to	0.96	17,383	-	0.90%	to	1.80%	(1.80%)	to	(0.90%)
2012 ‡	21,079	0.95	to	0.97	20,277	0.00%*	0.90%	to	1.80%	(1.80%)	to	(0.90%)

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2016 ‡	672	2.33	to	2.68	1,592	6.35%	0.90%	to	1.80%	12.76%	to	13.79%
2015 ‡	809	2.06	to	2.36	1,679	6.13%	0.90%	to	1.80%	(4.32%)	to	(3.45%)
2014	1,162	2.16	to	2.44	2,518	6.34%	0.90%	to	1.80%	0.85%	to	1.77%
2013 ‡	1,433	2.14	to	2.40	3,067	6.85%	0.90%	to	1.80%	5.06%	to	6.03%
2012 ‡	1,521	2.04	to	2.26	3,068	7.33%	0.90%	to	1.80%	12.63%	to	13.66%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2016	4,512	2.59	to	2.76	10,341	0.71%	0.90%	to	1.80%	5.98%	to	6.94%
2015	5,145	2.45	to	2.58	11,051	0.85%	0.90%	to	1.80%	(1.25%)	to	(0.35%)
2014	6,310	2.48	to	2.59	13,643	0.84%	0.90%	to	1.80%	9.81%	to	10.81%
2013	7,290	2.26	to	2.34	14,297	0.98%	0.90%	to	1.80%	28.79%	to	29.97%
2012 ‡	7,702	1.75	to	1.80	11,671	1.20%	0.90%	to	1.80%	14.21%	to	15.26%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2016 ‡	1,786	1.94	to	1.81	3,030	0.23%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2015	2,116	1.98	to	1.82	3,695	0.05%	0.90%	to	1.80%	3.58%	to	4.53%
2014	3,100	1.91	to	1.75	5,074	0.11%	0.90%	to	1.80%	10.09%	to	11.09%
2013	3,824	1.73	to	1.57	5,689	0.19%	0.90%	to	1.80%	35.30%	to	36.54%
2012 ‡	4,263	1.28	to	1.15	4,746	0.30%	0.90%	to	1.80%	17.31%	to	18.39%
Fidelity ® VIP Growth Portfolio – Service Class
2016	1,048	1.68	to	1.67	1,403	-	0.90%	to	1.80%	(1.09%)	to	(0.19%)
2015	1,098	1.70	to	1.67	1,483	0.16%	0.90%	to	1.80%	5.13%	to	6.09%
2014	1,124	1.62	to	1.58	1,466	0.09%	0.90%	to	1.80%	9.19%	to	10.19%
2013	1,393	1.48	to	1.43	1,644	0.19%	0.90%	to	1.80%	33.76%	to	34.98%
2012 ‡	1,542	1.11	to	1.06	1,363	0.43%	0.90%	to	1.80%	12.48%	to	13.51%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2016	1,732	1.28	to	1.41	2,333	2.38%	0.90%	to	1.80%	2.75%	to	3.69%
2015 ‡	1,717	1.25	to	1.36	2,237	2.38%	0.90%	to	1.80%	(2.49%)	to	(1.60%)
2014	1,869	1.28	to	1.38	2,482	1.88%	0.90%	to	1.80%	3.85%	to	4.80%
2013	2,449	1.23	to	1.32	3,116	2.38%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
2012	2,556	1.28	to	1.35	3,361	2.22%	0.90%	to	1.80%	3.86%	to	4.82%
Franklin Flex Cap Growth VIP Fund – Class 2
2016	56	1.49	to	1.56	87	-	1.25%	to	1.80%	(4.63%)	to	(4.10%)
2015	61	1.56	to	1.63	98	-	1.25%	to	1.80%	2.49%	to	3.06%
2014 ‡	76	1.52	to	1.58	119	-	1.25%	to	1.80%	4.20%	to	4.78%
2013 ‡	52	1.46	to	1.51	78	0.00%*	1.25%	to	1.80%	35.01%	to	35.76%
2012 ‡	43	1.08	to	1.11	48	-	1.00%	to	1.80%	7.29%	to	7.90%
Franklin Income VIP Fund – Class 2
2016 ‡	2,470	1.50	to	1.65	3,684	4.96%	0.90%	to	1.80%	11.98%	to	13.00%
2015	3,368	1.34	to	1.46	4,441	4.65%	0.90%	to	1.80%	(8.73%)	to	(7.89%)
2014	3,792	1.47	to	1.59	5,463	5.23%	0.90%	to	1.80%	2.73%	to	3.67%
2013	4,820	1.43	to	1.53	6,793	6.42%	0.90%	to	1.80%	11.89%	to	12.92%
2012 ‡	4,805	1.28	to	1.36	6,042	6.31%	0.90%	to	1.80%	10.62%	to	11.64%
Franklin Mutual Shares VIP Fund – Class 2
2016	2,963	1.96	to	2.20	6,463	2.00%	0.90%	to	1.80%	13.98%	to	15.02%
2015	3,717	1.72	to	1.91	6,866	3.00%	0.90%	to	1.80%	(6.65%)	to	(5.79%)
2014	4,359	1.84	to	2.03	8,547	1.95%	0.90%	to	1.80%	5.20%	to	6.16%
2013	5,485	1.75	to	1.91	10,017	2.03%	0.90%	to	1.80%	25.96%	to	27.11%
2012 ‡	6,457	1.39	to	1.51	9,353	2.02%	0.90%	to	1.80%	12.18%	to	13.21%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Guggenheim VT Long Short Equity Fund
2016	68	1.70	to	1.76	116	-	1.00%	to	1.25%	(0.60%)	to	(0.35%)
2015	69	1.71	to	1.76	119	-	1.00%	to	1.25%	(0.01%)	to	0.25%
2014	96	1.71	to	1.76	164	-	1.00%	to	1.25%	1.51%	to	1.77%
2013 ‡	117	1.68	to	1.73	197	0.00%*	1.00%	to	1.25%	15.99%	to	16.28%
2012	129	1.45	to	1.49	187	-	1.00%	to	1.25%	3.12%	to	3.39%
Invesco V.I. American Franchise Fund – Series I Shares
2016 ‡	652	1.48	to	1.54	987	-	0.90%	to	1.80%	0.43%	to	1.35%
2015	822	1.47	to	1.52	1,232	-	0.90%	to	1.80%	3.12%	to	4.06%
2014	847	1.42	to	1.46	1,223	0.05%	0.90%	to	1.80%	6.49%	to	7.46%
2013	1,057	1.34	to	1.36	1,426	0.42%	0.90%	to	1.80%	37.62%	to	38.88%
2012 [4]	1,323	0.97	to	0.98	1,290	-	0.90%	to	1.80%	(3.69%)	to	(3.09%)
Invesco V.I. Core Equity Fund – Series I Shares
2016	153	1.61	to	1.75	258	0.76%	0.90%	to	1.65%	8.45%	to	9.28%
2015 ‡	162	1.48	to	1.60	250	1.06%	0.90%	to	1.65%	(7.32%)	to	(6.62%)
2014	184	1.58	to	1.71	305	0.85%	0.90%	to	1.80%	6.20%	to	7.17%
2013	222	1.49	to	1.60	345	1.28%	0.90%	to	1.80%	26.93%	to	28.09%
2012	316	1.17	to	1.25	385	0.95%	0.90%	to	1.80%	11.83%	to	12.86%
Invesco V.I. Equity and Income Fund – Series II Shares
2016	376	1.65	to	1.73	635	1.69%	1.00%	to	1.80%	12.78%	to	13.69%
2015 ‡	245	1.46	to	1.52	364	2.30%	1.00%	to	1.80%	(4.34%)	to	(3.56%)
2014 ‡	251	1.53	to	1.58	388	1.51%	1.00%	to	1.38%	7.27%	to	7.68%
2013	140	1.42	to	1.46	202	1.43%	1.00%	to	1.38%	23.17%	to	23.64%
2012 ‡	146	1.16	to	1.18	172	1.00%	1.00%	to	1.38%	10.84%	to	11.26%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
2016 ‡	192	1.73	to	1.93	353	0.08%	0.90%	to	1.80%	11.40%	to	12.42%
2015	250	1.55	to	1.72	411	0.35%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2014	255	1.65	to	1.81	444	0.04%	0.90%	to	1.80%	2.56%	to	3.50%
2013 ‡	274	1.61	to	1.75	463	0.67%	0.90%	to	1.80%	26.50%	to	27.66%
2012 ‡	331	1.27	to	1.37	439	0.05%	0.90%	to	1.80%	8.96%	to	9.95%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2016	47	1.96	to	2.16	99	-	1.00%	to	1.80%	13.71%	to	14.63%
2015 ‡	55	1.72	to	1.88	101	-	1.00%	to	1.80%	(4.14%)	to	(3.36%)
2014	57	1.80	to	1.95	108	-	1.00%	to	1.80%	9.03%	to	9.92%
2013 ‡	58	1.65	to	1.77	101	-	1.00%	to	1.80%	32.65%	to	33.73%
2012	80	1.24	to	1.32	104	-	1.00%	to	1.80%	8.39%	to	9.27%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2016 ‡	503	1.76	to	1.96	943	4.07%	0.90%	to	1.80%	10.12%	to	11.13%
2015	639	1.60	to	1.76	1,084	3.82%	0.90%	to	1.80%	(3.30%)	to	(2.42%)
2014	784	1.65	to	1.81	1,368	4.37%	0.90%	to	1.80%	2.47%	to	3.41%
2013	975	1.61	to	1.75	1,645	4.52%	0.90%	to	1.80%	6.23%	to	7.20%
2012	1,233	1.52	to	1.63	1,949	6.05%	0.90%	to	1.80%	10.51%	to	11.52%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2016 ‡	1,691	1.61	to	1.80	2,899	1.46%	0.90%	to	1.80%	15.01%	to	16.06%
2015	1,940	1.40	to	1.55	2,868	1.15%	0.90%	to	1.80%	(4.61%)	to	(3.74%)
2014 ‡	2,303	1.47	to	1.61	3,543	0.63%	0.90%	to	1.80%	5.72%	to	6.68%
2013	2,961	1.39	to	1.51	4,291	0.54%	0.90%	to	1.80%	33.46%	to	34.68%
2012 ‡	3,771	1.04	to	1.12	4,074	0.93%	0.90%	to	1.80%	10.07%	to	11.08%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2016	697	1.72	to	1.91	1,277	0.48%	0.90%	to	1.80%	14.31%	to	15.35%
2015 ‡	856	1.50	to	1.66	1,366	0.53%	0.90%	to	1.80%	(5.52%)	to	(4.65%)
2014	1,060	1.59	to	1.74	1,775	0.42%	0.90%	to	1.80%	9.52%	to	10.52%
2013	1,286	1.45	to	1.57	1,958	0.43%	0.90%	to	1.80%	27.98%	to	29.15%
2012 ‡	1,320	1.13	to	1.22	1,562	0.68%	0.90%	to	1.80%	12.48%	to	13.51%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2016	209	1.36	to	1.40	289	1.25%	1.25%	to	1.80%	9.22%	to	9.83%
2015	217	1.24	to	1.28	273	1.14%	1.25%	to	1.80%	(4.58%)	to	(4.05%)
2014	237	1.30	to	1.33	312	0.70%	1.25%	to	1.80%	2.59%	to	3.17%
2013 ‡	353	1.27	to	1.29	453	1.02%	1.25%	to	1.80%	15.99%	to	16.64%
2012 ‡	412	1.09	to	1.11	455	1.02%	1.00%	to	1.80%	12.14%	to	13.05%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2016 ‡	1,617	1.25	to	1.31	2,073	1.94%	1.10%	to	1.80%	6.53%	to	7.29%
2015 ‡	1,924	1.17	to	1.22	2,304	1.35%	1.10%	to	1.80%	(3.98%)	to	(3.30%)
2014 ‡	2,163	1.22	to	1.26	2,686	0.90%	1.10%	to	1.80%	2.63%	to	3.36%
2013 ‡	3,303	1.19	to	1.22	3,984	1.41%	1.10%	to	1.80%	9.85%	to	10.63%
2012	3,043	1.08	to	1.10	3,326	1.38%	1.10%	to	1.80%	8.82%	to	9.59%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2016	351	1.32	to	1.39	476	1.54%	1.00%	to	1.80%	7.73%	to	8.60%
2015	297	1.23	to	1.28	372	0.88%	1.00%	to	1.80%	(4.26%)	to	(3.49%)
2014 ‡	556	1.28	to	1.31	726	1.01%	1.25%	to	1.80%	2.69%	to	3.27%
2013 ‡	543	1.25	to	1.27	687	1.16%	1.25%	to	1.80%	14.45%	to	15.09%
2012 ‡	457	1.09	to	1.11	502	1.10%	1.10%	to	1.80%	10.88%	to	11.67%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2016	1,752	1.15	to	1.20	2,057	1.64%	1.00%	to	1.80%	4.47%	to	5.31%
2015	1,951	1.10	to	1.14	2,186	1.12%	1.00%	to	1.80%	(3.45%)	to	(2.66%)
2014	2,746	1.14	to	1.17	3,176	1.27%	1.00%	to	1.80%	1.45%	to	2.27%
2013 ‡	2,368	1.12	to	1.15	2,684	1.24%	1.00%	to	1.80%	5.40%	to	6.26%
2012	2,778	1.06	to	1.08	2,976	1.44%	1.00%	to	1.80%	5.92%	to	6.79%
Neuberger Berman AMT Guardian Portfolio – S Class
2016	978	1.54	to	1.70	1,484	0.37%	0.90%	to	1.80%	6.80%	to	7.77%
2015 ‡	1,170	1.44	to	1.58	1,653	0.43%	0.90%	to	1.80%	(6.82%)	to	(5.97%)
2014	1,480	1.55	to	1.68	2,238	0.24%	0.90%	to	1.80%	6.93%	to	7.91%
2013	1,869	1.45	to	1.55	2,652	0.71%	0.90%	to	1.80%	36.11%	to	37.36%
2012 ‡	2,225	1.06	to	1.13	2,312	0.15%	0.90%	to	1.80%	10.57%	to	11.59%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2016 ‡	106	0.99	to	1.00	106	-	0.90%	to	1.65%	2.45%	to	3.23%
2015 ‡, 5	122	0.97	to	0.97	119	-	0.90%	to	1.65%	(3.18%)	to	(3.06%)
2014	-	-	to	-	-	-	-	to	-	-	to	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2016	67	1.49	to	1.53	100	0.10%	0.90%	to	1.25%	(3.65%)	to	(3.30%)
2015 ‡	121	1.55	to	1.59	188	-	1.00%	to	1.25%	1.98%	to	2.24%
2014 ‡	48	1.52	to	1.52	74	0.06%	1.25%	to	1.25%	13.69%	to	13.69%
2013	22	1.34	to	1.34	29	0.84%	1.25%	to	1.25%	27.81%	to	27.81%
2012 ‡	26	1.05	to	1.05	27	0.35%	1.25%	to	1.25%	12.38%	to	12.38%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Global Fund/VA – Service Shares
2016	405	1.34	to	1.48	571	0.77%	0.90%	to	1.80%	(1.95%)	to	(1.05%)
2015	464	1.37	to	1.49	665	1.25%	0.90%	to	1.80%	1.81%	to	2.74%
2014	485	1.34	to	1.45	677	0.85%	0.90%	to	1.80%	0.22%	to	1.14%
2013 ‡	399	1.34	to	1.44	553	1.03%	0.90%	to	1.80%	24.71%	to	25.85%
2012 ‡	429	1.07	to	1.14	474	1.97%	0.90%	to	1.80%	18.77%	to	19.86%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2016	886	1.70	to	1.88	1,572	0.25%	0.90%	to	1.80%	15.56%	to	16.62%
2015	1,095	1.47	to	1.61	1,673	0.65%	0.90%	to	1.80%	(7.78%)	to	(6.94%)
2014 ‡	1,297	1.60	to	1.73	2,131	0.62%	0.90%	to	1.80%	9.65%	to	10.65%
2013	1,748	1.46	to	1.56	2,625	0.70%	0.90%	to	1.80%	38.10%	to	39.36%
2012 ‡	1,648	1.06	to	1.12	1,755	0.33%	0.90%	to	1.80%	15.55%	to	16.61%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2016	1,620	0.55	to	0.61	954	0.99%	0.90%	to	1.80%	12.81%	to	13.84%
2015 ‡	2,108	0.49	to	0.54	1,099	4.39%	0.90%	to	1.80%	(27.00%)	to	(26.33%)
2014	2,075	0.67	to	0.73	1,478	0.26%	0.90%	to	1.80%	(20.08%)	to	(19.35%)
2013	2,197	0.84	to	0.90	1,950	1.73%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
2012 ‡	2,484	1.01	to	1.07	2,631	2.44%	0.90%	to	1.80%	3.23%	to	4.18%
PIMCO Real Return Portfolio – Advisor Class
2016 ‡	329	1.31	to	1.37	443	1.89%	1.00%	to	1.60%	3.42%	to	4.04%
2015 ‡	372	1.26	to	1.32	483	3.49%	1.00%	to	1.60%	(4.36%)	to	(3.77%)
2014	510	1.30	to	1.37	688	1.33%	1.00%	to	1.80%	1.14%	to	1.96%
2013	704	1.28	to	1.34	933	1.09%	1.00%	to	1.80%	(10.94%)	to	(10.22%)
2012 ‡	1,331	1.44	to	1.50	1,968	0.92%	1.00%	to	1.80%	6.69%	to	7.56%
PIMCO Total Return Portfolio – Advisor Class
2016	2,344	1.43	to	1.58	3,490	1.98%	0.90%	to	1.80%	0.74%	to	1.65%
2015	1,668	1.42	to	1.55	2,459	4.71%	0.90%	to	1.80%	(1.46%)	to	(0.55%)
2014	2,256	1.44	to	1.56	3,353	2.05%	0.90%	to	1.80%	2.30%	to	3.24%
2013	2,854	1.41	to	1.51	4,122	2.08%	0.90%	to	1.80%	(3.82%)	to	(2.94%)
2012 ‡	3,743	1.46	to	1.56	5,593	2.48%	0.90%	to	1.80%	7.52%	to	8.50%
Rydex VT Inverse Government Long Bond Strategy Fund
2016	80	0.28	to	0.31	23	-	1.25%	to	1.80%	(4.68%)	to	(4.15%)
2015	113	0.30	to	0.32	35	-	1.25%	to	1.80%	(2.99%)	to	(2.45%)
2014	111	0.31	to	0.33	35	-	1.25%	to	1.80%	(26.26%)	to	(25.85%)
2013	103	0.42	to	0.44	44	-	1.25%	to	1.80%	13.19%	to	13.82%
2012	215	0.37	to	0.39	82	-	1.25%	to	1.80%	(7.89%)	to	(7.37%)
Sentinel Variable Products Balanced Fund
2016	159	1.50	to	1.54	241	1.58%	1.00%	to	1.25%	6.08%	to	6.35%
2015 ‡	101	1.42	to	1.45	143	1.49%	1.00%	to	1.25%	(1.22%)	to	(0.97%)
2014 ‡	129	1.42	to	1.46	186	1.22%	1.00%	to	1.35%	6.36%	to	6.74%
2013 ‡	210	1.33	to	1.37	283	1.57%	1.00%	to	1.50%	17.10%	to	17.69%
2012 ‡	181	1.13	to	1.15	208	1.72%	1.00%	to	1.50%	9.77%	to	10.04%
Sentinel Variable Products Bond Fund
2016	879	1.25	to	1.35	1,151	2.00%	1.00%	to	1.80%	(1.00%)	to	(0.19%)
2015 ‡	912	1.27	to	1.36	1,201	2.99%	1.00%	to	1.80%	(3.06%)	to	(2.28%)
2014	1,077	1.31	to	1.39	1,456	2.66%	1.00%	to	1.80%	2.14%	to	2.97%
2013 ‡	1,331	1.28	to	1.35	1,755	3.09%	1.00%	to	1.80%	(2.12%)	to	(1.33%)
2012	1,478	1.31	to	1.36	1,981	2.82%	1.00%	to	1.80%	4.61%	to	5.46%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Sentinel Variable Products Common Stock Fund
2016	2,268	1.64	to	1.76	3,877	1.57%	1.00%	to	1.80%	9.27%	to	10.15%
2015 ‡	2,702	1.50	to	1.60	4,211	2.52%	1.00%	to	1.80%	(1.61%)	to	(0.81%)
2014	3,323	1.52	to	1.61	5,237	1.57%	1.00%	to	1.80%	8.36%	to	9.24%
2013	4,127	1.40	to	1.48	5,969	1.48%	1.00%	to	1.80%	29.36%	to	30.41%
2012	4,920	1.09	to	1.13	5,473	1.75%	1.00%	to	1.80%	13.03%	to	13.95%
Sentinel Variable Products Mid Cap Fund [6]
2016	-	-	to	-	-	0.35%	1.25%	to	1.38%	2.96%	to	3.02%
2015 ‡	365	1.34	to	1.35	492	0.23%	1.25%	to	1.38%	(2.58%)	to	(2.46%)
2014	330	1.37	to	1.38	457	0.39%	1.25%	to	1.38%	3.19%	to	3.32%
2013	372	1.33	to	1.34	498	0.10%	1.25%	to	1.38%	30.50%	to	30.67%
2012 ‡	385	1.02	to	1.02	394	0.24%	1.25%	to	1.80%	10.79%	to	10.93%
Sentinel Variable Products Small Company Fund
2016 ‡	668	1.78	to	1.92	1,244	0.08%	1.00%	to	1.80%	18.07%	to	19.03%
2015 ‡	485	1.51	to	1.61	761	-	1.00%	to	1.80%	(3.11%)	to	(2.32%)
2014	596	1.55	to	1.65	960	0.43%	1.00%	to	1.80%	4.76%	to	5.61%
2013	817	1.48	to	1.56	1,251	0.13%	1.00%	to	1.80%	32.30%	to	33.37%
2012	992	1.12	to	1.17	1,141	0.47%	1.00%	to	1.80%	9.43%	to	10.32%
Templeton Developing Markets VIP Fund – Class 1
2016	816	1.35	to	1.35	1,099	1.06%	1.38%	to	1.38%	16.18%	to	16.18%
2015 ‡	833	1.16	to	1.16	966	2.48%	1.38%	to	1.38%	(20.53%)	to	(20.53%)
2014 ‡	930	1.46	to	1.46	1,357	1.77%	1.38%	to	1.38%	(9.35%)	to	(9.35%)
2013	1,027	1.61	to	1.61	1,652	2.17%	1.38%	to	1.38%	(2.10%)	to	(2.10%)
2012	1,060	1.64	to	1.64	1,742	1.66%	1.38%	to	1.38%	11.84%	to	11.84%
Templeton Developing Markets VIP Fund – Class 2
2016	506	0.90	to	2.67	651	0.71%	0.90%	to	1.80%	15.34%	to	16.39%
2015 ‡	622	0.78	to	2.29	683	2.22%	0.90%	to	1.80%	(21.05%)	to	(20.33%)
2014	752	0.98	to	2.87	1,046	1.48%	0.90%	to	1.80%	(10.04%)	to	(9.21%)
2013	959	1.09	to	3.17	1,470	1.95%	0.90%	to	1.80%	(2.70%)	to	(1.81%)
2012 ‡	1,090	1.12	to	3.23	1,692	1.40%	0.90%	to	1.80%	11.12%	to	12.14%
Templeton Foreign VIP Fund – Class 1
2016	2,208	3.68	to	3.68	8,126	2.16%	1.38%	to	1.38%	6.02%	to	6.02%
2015	2,424	3.47	to	3.47	8,414	3.45%	1.38%	to	1.38%	(7.60%)	to	(7.60%)
2014	2,617	3.76	to	3.76	9,832	2.07%	1.38%	to	1.38%	(12.11%)	to	(12.11%)
2013	2,834	4.27	to	4.27	12,113	2.56%	1.38%	to	1.38%	21.58%	to	21.58%
2012	2,970	3.52	to	3.52	10,439	3.23%	1.38%	to	1.38%	16.96%	to	16.96%
Templeton Foreign VIP Fund – Class 2
2016	823	1.61	to	1.66	1,484	2.04%	0.90%	to	1.80%	5.25%	to	6.21%
2015 ‡	988	1.53	to	1.56	1,694	3.30%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014	1,212	1.67	to	1.68	2,211	1.87%	0.90%	to	1.80%	(12.73%)	to	(11.93%)
2013	1,294	1.91	to	1.91	2,680	2.30%	0.90%	to	1.80%	20.76%	to	21.86%
2012 ‡	1,418	1.58	to	1.57	2,441	2.95%	0.90%	to	1.80%	16.10%	to	17.17%
Templeton Global Bond VIP Fund – Class 1
2016	798	5.09	to	5.09	4,067	-	1.38%	to	1.38%	1.80%	to	1.80%
2015	1,017	5.00	to	5.00	5,088	7.91%	1.38%	to	1.38%	(5.42%)	to	(5.42%)
2014	1,119	5.29	to	5.29	5,920	5.19%	1.38%	to	1.38%	0.72%	to	0.72%
2013	1,189	5.25	to	5.25	6,244	4.87%	1.38%	to	1.38%	0.49%	to	0.49%
2012	1,299	5.23	to	5.23	6,790	6.29%	1.38%	to	1.38%	13.72%	to	13.72%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Templeton Growth VIP Fund – Class 1
2016	4,796	6.16	to	6.16	29,521	2.29%	1.38%	to	1.38%	8.39%	to	8.39%
2015	5,494	5.68	to	5.68	31,198	2.88%	1.38%	to	1.38%	(7.53%)	to	(7.53%)
2014	6,190	6.14	to	6.14	38,012	1.61%	1.38%	to	1.38%	(3.87%)	to	(3.87%)
2013	7,088	6.39	to	6.39	45,279	2.86%	1.38%	to	1.38%	29.25%	to	29.25%
2012	7,662	4.94	to	4.94	37,867	2.28%	1.38%	to	1.38%	19.73%	to	19.73%
Templeton Growth VIP Fund – Class 2
2016	2,692	1.58	to	1.79	4,605	2.05%	0.90%	to	1.80%	7.65%	to	8.64%
2015	3,236	1.47	to	1.65	4,951	2.59%	0.90%	to	1.80%	(8.17%)	to	(7.33%)
2014 ‡	3,773	1.60	to	1.78	6,234	1.39%	0.90%	to	1.80%	(4.56%)	to	(3.69%)
2013	4,611	1.68	to	1.85	7,934	2.71%	0.90%	to	1.80%	28.47%	to	29.64%
2012 ‡	5,434	1.31	to	1.42	7,192	2.09%	0.90%	to	1.80%	18.88%	to	19.97%
Virtus Capital Growth Series – Class A Shares
2016	6,235	1.39	to	0.98	57,177	-	0.90%	to	1.80%	(2.64%)	to	(1.75%)
2015	7,024	1.43	to	1.00	67,047	-	0.90%	to	1.80%	7.29%	to	8.28%
2014	7,772	1.33	to	0.92	70,131	0.06%	0.90%	to	1.80%	9.72%	to	10.73%
2013 ‡	9,060	1.22	to	0.83	73,315	0.32%	0.90%	to	1.80%	27.11%	to	28.27%
2012 ‡	10,126	0.96	to	0.65	63,623	0.57%	0.90%	to	1.80%	11.71%	to	12.74%
Virtus Enhanced Core Equity Series – Class A Shares
2016 ‡	5,892	1.54	to	1.61	10,851	1.28%	0.90%	to	2.25%	6.96%	to	8.43%
2015 ‡	6,790	1.44	to	1.49	11,583	0.85%	0.90%	to	2.25%	(10.96%)	to	(9.72%)
2014 ‡	7,557	1.62	to	1.65	14,328	0.92%	0.90%	to	2.25%	7.17%	to	8.65%
2013	8,662	1.51	to	1.52	15,170	0.84%	0.90%	to	2.25%	28.84%	to	30.62%
2012 ‡	10,343	1.17	to	1.16	13,914	0.85%	0.90%	to	2.25%	12.18%	to	13.74%
Virtus International Series – Class A Shares
2016 ‡	6,923	1.85	to	1.52	16,404	0.75%	0.90%	to	1.80%	(3.37%)	to	(2.49%)
2015	7,694	1.91	to	1.56	18,888	2.21%	0.90%	to	1.80%	(12.09%)	to	(11.29%)
2014	8,600	2.18	to	1.76	24,099	3.67%	0.90%	to	1.80%	(5.63%)	to	(4.77%)
2013	9,739	2.31	to	1.84	29,248	2.11%	0.90%	to	1.80%	5.85%	to	6.81%
2012 ‡	11,153	2.18	to	1.73	31,618	2.72%	0.90%	to	1.80%	14.42%	to	15.47%
Virtus Multi-Sector Fixed Income Series – Class A Shares
2016	3,122	2.01	to	2.37	15,248	4.33%	0.90%	to	1.80%	7.33%	to	8.31%
2015	3,620	1.87	to	2.19	16,563	4.07%	0.90%	to	1.80%	(3.03%)	to	(2.14%)
2014	4,149	1.93	to	2.24	19,391	4.69%	0.90%	to	1.80%	0.07%	to	0.99%
2013	4,965	1.93	to	2.21	22,851	5.39%	0.90%	to	1.80%	0.41%	to	1.33%
2012 ‡	5,548	1.92	to	2.18	25,754	6.15%	0.90%	to	1.80%	12.63%	to	13.66%
Virtus Real Estate Securities Series – Class A Shares
2016 ‡	1,314	4.11	to	5.20	8,017	1.78%	0.90%	to	1.80%	4.90%	to	5.86%
2015	1,555	3.91	to	4.91	8,774	1.34%	0.90%	to	1.80%	0.54%	to	1.46%
2014	1,903	3.89	to	4.84	10,061	1.14%	0.90%	to	1.80%	29.26%	to	30.44%
2013	2,194	3.01	to	3.71	8,709	1.41%	0.90%	to	1.80%	(0.92%)	to	(0.01%)
2012 ‡	2,597	3.04	to	3.71	10,809	0.98%	0.90%	to	1.80%	14.87%	to	15.92%
Virtus Small-Cap Growth Series – Class A Shares
2016	2,152	3.65	to	4.16	8,485	-	0.90%	to	1.80%	23.67%	to	24.80%
2015	2,285	2.95	to	3.34	7,243	-	0.90%	to	1.80%	(1.09%)	to	(0.18%)
2014	2,607	2.99	to	3.34	8,312	-	0.90%	to	1.80%	3.61%	to	4.56%
2013 ‡	3,061	2.88	to	3.20	9,371	0.27%	0.90%	to	1.80%	37.69%	to	38.94%
2012 ‡	3,704	2.09	to	2.30	8,195	0.19%	0.90%	to	1.80%	9.80%	to	10.80%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Small-Cap Value Series – Class A Shares
2016 ‡	2,690	2.67	to	3.52	8,089	1.98%	0.90%	to	1.80%	24.27%	to	25.40%
2015 ‡	3,109	2.15†	to	2.80†	7,318	0.51%	0.90%	to	1.80%	(3.14%)	to	(2.25%)
2014	3,777	2.21†	to	2.87†	9,075	0.59%	0.90%	to	1.80%	5.58%	to	6.55%
2013	4,674	2.21	to	2.84	11,280	0.57%	0.90%	to	1.80%	38.24%	to	39.50%
2012 ‡	5,837	1.60	to	2.04	10,163	2.20%	0.90%	to	1.80%	6.18%	to	7.16%
Virtus Strategic Allocation Series – Class A Shares
2016	5,040	1.59	to	1.89	43,858	1.64%	0.90%	to	1.80%	(0.98%)	to	(0.08%)
2015	5,801	1.61†	to	1.89†	50,726	1.68%	0.90%	to	1.80%	(7.08%)	to	(6.23%)
2014	6,668	1.73†	to	2.01†	62,299	2.10%	0.90%	to	1.80%	0.00%*	to	0.92%
2013	7,733	1.64	to	1.89	67,205	1.91%	0.90%	to	1.80%	15.87%	to	16.93%
2012 ‡	8,763	1.42	to	1.62	66,381	2.27%	0.90%	to	1.80%	11.38%	to	12.40%
Wanger International
2016 ‡	3,382	3.06	to	2.63	22,420	1.16%	0.90%	to	1.80%	(3.18%)	to	(2.29%)
2015 ‡	3,711	3.16	to	2.69	25,046	1.43%	0.90%	to	1.80%	(1.70%)	to	(0.80%)
2014	4,137	3.22	to	2.72	28,096	1.40%	0.90%	to	1.80%	(6.12%)	to	(5.26%)
2013	4,694	3.43	to	2.87	34,138	2.61%	0.90%	to	1.80%	20.17%	to	21.27%
2012 ‡	5,290	2.85	to	2.36	31,437	1.19%	0.90%	to	1.80%	19.37%	to	20.47%
Wanger International Select [7]
2016	-	-	to	-	-	1.77%	0.90%	to	1.80%	(1.00%)	to	(0.70%)
2015	1,111	2.42	to	2.36	3,502	1.50%	0.90%	to	1.80%	(2.81%)	to	(1.92%)
2014	1,186	2.49	to	2.41	3,829	1.31%	0.90%	to	1.80%	(8.63%)	to	(7.80%)
2013 ‡	1,435	2.72	to	2.61	5,029	5.80%	0.90%	to	1.80%	11.99%	to	13.01%
2012 ‡	1,508	2.43	to	2.31	4,671	1.18%	0.90%	to	1.80%	19.80%	to	20.90%
Wanger Select
2016 ‡	1,146	2.66	to	3.47	4,903	0.17%	0.90%	to	1.80%	11.33%	to	12.34%
2015	1,356	2.39	to	3.09	5,161	0.01%	0.90%	to	1.80%	(1.55%)	to	(0.65%)
2014	1,476	2.43	to	3.11	5,650	-	0.90%	to	1.80%	1.29%	to	2.21%
2013	1,813	2.40	to	3.04	6,757	0.28%	0.90%	to	1.80%	32.16%	to	33.37%
2012 ‡	1,958	1.81	to	2.28	5,478	0.41%	0.90%	to	1.80%	16.32%	to	17.39%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2016 ‡	3,673	2.65	to	3.28	26,563	-	0.90%	to	1.80%	11.65%	to	12.67%
2015	4,313	2.37	to	2.91	27,913	-	0.90%	to	1.80%	(2.40%)	to	(1.50%)
2014	4,808	2.43	to	2.95	31,658	-	0.90%	to	1.80%	2.90%	to	3.84%
2013 ‡	5,661	2.36	to	2.84	36,001	0.14%	0.90%	to	1.80%	31.35%	to	32.55%
2012 ‡	6,380	1.80	to	2.15	30,458	0.31%	0.90%	to	1.80%	17.85%	to	18.93%

*Amount is less than 0.005%.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
†This represents a prior period number that has been revised due to an error. During the preparation of the 2016 financial statements, Phoenix Life discovered that the unit values shown for Virtus Small-Cap Value Series - Class A Shares and Virtus Strategic Allocation Series - Class A Shares were switched for years 2014 and 2015.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception April 27, 2012 to December 31, 2012.	6On June 17, 2016, the Sentinel Mid Cap Fund merged into the Sentinel Small Company Fund.
[5]From inception November 2, 2015 to December 31, 2015.	7On April 29, 2016, the Wanger International Select was liquidated.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6— Related Party Transactions and Charges and Deductions
Related Party Transactions
Phoenix LIfe and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix Life is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Saybrus Equity Services, Inc., a broker-dealer subsidiary of Nassau Reinsurance Group Holdings L.P., distributes Phoenix Life’s products through broker-dealers and other financial intermediaries.
Charges and Deductions
Phoenix Life makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix Life for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, Phoenix Life makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Big Edge	$35
Big Edge Choice	$35
Freedom Edge	$35
Group Strategic Edge	$30
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
Templeton Investment Plus	$35
The Big Edge Plus	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, Phoenix charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Big Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Freedom Edge	None
Group Strategic Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
Templeton Investment Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
The Big Edge Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2016 and 2015 were $519,139 and $534,621, respectively.
B.    Optional Rider and Benefit Charges
Phoenix Life may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. Phoenix Life will make deductions at the rates listed below of the contract's value for the mortality and expense cost risks and for administrative cost risk, which Phoenix Life undertakes. The total aggregate expense for the period ended December 31, 2016 was $4,618,630.

Plan	Admin. Factor	M&E Factor
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Big Edge	0.000%	1.000%
Freedom Edge	0.125%	1.475%
Group Strategic Edge	0.000%	1.250%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor's Edge Option 1	0.125%	1.525%
Phoenix Investor's Edge Option 2	0.125%	1.675%
Phoenix Investor's Edge Option 3	0.125%	1.825%
Phoenix Investor's Edge Option 4	0.125%	1.725%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner's Edge	0.125%	1.275%
Templeton Investment Plus	0.125%	1.250%

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Admin. Factor	M&E Factor
The Big Edge Choice - NY	0.125%	1.250%
The Big Edge Plus	0.000%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
D.    Other Charges
Phoenix Life may deduct other charges depending on the policy terms.
Certain liabilities of the Separate Account are payable to Phoenix Life when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
Phoenix Life intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Nassau Transaction
On September 29, 2015, Phoenix announced the signing of a definitive agreement in which Nassau Reinsurance Group Holdings L.P. (“Nassau”) agreed to acquire Phoenix for $37.50 per share in cash, representing an aggregate purchase price of $217.2 million (the “Nassau Transaction”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on acquiring and operating entities in the life, annuity and long-term care sectors. The Nassau Transaction was subject to the approval of the Phoenix shareholders, regulatory approvals from the NYDFS and the Connecticut Insurance Department, among other closing conditions. On June 20, 2016 Nassau completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the NYDFS. As part of the transaction, Nassau contributed $100 million of new equity capital into Phoenix at closing. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix.
SEC Cease-and-Desist Order
Phoenix and PHL Variable Insurance Company are subject to an SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order, which was approved by the SEC in March 2014 (the “March 2014 Order”) and was subsequently amended by an amended SEC administrative order approved by the SEC in August 2014 (the March 2014 Order, as amended, the “Amended Order”). The Amended Order and the March 2014 Order (collectively, the “Orders”), directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. Phoenix and PHL Variable

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
remain subject to these obligations. Pursuant to the Orders, Phoenix and PHL Variable were required to file certain periodic SEC reports in accordance with the timetables set forth in the Orders. All of such filings have been made. Phoenix and PHL Variable paid civil monetary penalties to the SEC in the aggregate amount of $1.1 million pursuant to the terms of the Orders in 2014.
Phoenix is subject to an additional SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order and Penalties, which was approved by the SEC in July 2016 (the “July 2016 Order”). The July 2016 Order directed Phoenix to cease and desist from committing or causing any violations and any future violations of Sections 13(a), 13(b)(2)(A), and 13(b)(2)(B) of the Exchange Act, and Rules 13a-1 and 13a-13 thereunder. Phoenix remains subject to these obligations. Pursuant to the terms of the July 2016 Order, Phoenix paid a civil monetary penalty to the SEC in the amount of $600,000.
Cases Brought by Policy Investors
Lima LS plc v. the Phoenix Companies, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, James D. Wehr, Philip K. Polkinghorn, and Dona D. Young, Case No. CV-12-01122, in the United States District Court for the District of Connecticut. In this action originally filed August 2, 2012, Plaintiff asserts various causes of actions based on allegations that the individual and corporate defendants promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. The defendants, including the Company, resolved the case through a settlement, and the case was dismissed on February 9, 2017.
Cost of Insurance Cases
Fleisher et al v. Phoenix Life Insurance Company, No. 11-cv-8405 (CM) (filed August 2, 2012), and SPRR et al v. PHL Variable Insurance Company, No. 14-cv-8714 (CM) (filed October 31, 2014), in the United States District Court for the Southern District of New York. Plaintiffs in these coordinated actions brought suit on behalf of themselves and others similarly situated, and asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. As of April 30, 2015, the Company reached an agreement with plaintiffs, memorialized in a formal settlement agreement executed on May 29, 2015, to resolve both litigations as part of a nationwide class settlement (the “Fleisher Settlement”). The court granted preliminary approval of the Fleisher Settlement on June 3, 2015, which provided for notice to be given to class members and for an opt-out period. The opt-out period expired on July 17, 2015, with certain policyholders opting out of the Fleisher Settlement, including policyholders pursuing claims in separate litigation. On September 9, 2015, the court entered an order approving of the Fleisher Settlement and final judgment was entered on December 9, 2015.
Tiger Capital LLC v. PHL Variable Insurance Company, No. 12-cv-2939 (CM) (filed March 14, 2012), in the United States District Court for the Southern District of New York. In this action the plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented in 2011 on certain universal life insurance policies. On June 3, 2015, the parties advised the court of a settlement, which included Tiger Capital, LLC’s participation in the Fleisher Settlement. The case was closed by the court on October 21, 2015.
U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 12-cv-6811 (CM) (originally filed November 16, 2011), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, No. 13-cv-1580 (CM) (filed March 8, 2013), in the United States District Court for the Southern District of New York (collectively “U.S. Bank NY Litigation”). U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company, Case No. 3:14-cv-00555-WWE (originally filed April 22, 2014), and U.S. Bank National Association, as securities intermediary for Lima Acquisition, L.P. v. PHL Variable Insurance Company and Phoenix Life Insurance Company, Case No. 3:14-cv-01398-WWE (filed September 23, 2014), in the United States District Court for the District of Connecticut (collectively “U.S. Bank CT Litigation”). In these actions, plaintiff asserted various causes of action challenging cost of insurance rate adjustments implemented between 2010 and 2011 on certain universal life insurance policies. The U.S. Bank NY Litigation was resolved through a settlement and a joint stipulation of dismissal was filed on September 28, 2015. The U.S. Bank CT Litigation was resolved through a settlement and the cases were dismissed on February 3, 2017.
Cases Brought by Policyholders

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Shevlin et al vs. Phoenix Life Insurance Company et al., Case No. 09-cv-06323, in the United States District Court for the District of New Jersey. In this putative class action originally filed in New Jersey state court on October 30, 2009, and removed to federal court plaintiffs brought suit on behalf of themselves and a class of owners of closed block policies established upon the Company’s 2001 demutualization. Plaintiffs are challenging the reduction of dividends on those policies following 2006 and 2009 dividend scale changes. On April 10, 2017, the court ruled on Defendants’ motion to exclude plaintiffs’ expert on damages, which was submitted to the court in September 2016. The Court denied Defendant’s motion to exclude Plaintiff’s expert and granted Defendant’s request to submit alternative model of damages. The Company believes that it has meritorious defenses to the plaintiffs’ claims and intends to defend this matter vigorously. The outcome of this litigation and any potential award of damages are uncertain.
Shareholder Litigation
Thomas White v. The Phoenix Companies, Inc., et. al., No. HHD-CV15--6063180-S, in Connecticut Superior Court, Hartford County. On September 28, 2015, Phoenix entered into a definitive merger agreement to be acquired by Nassau Re. On October 26, 2015, this putative class action lawsuit was filed by a purported shareholder of Phoenix challenging the proposed merger transaction. Plaintiff alleges that the individual members of Phoenix’s Board of Directors breached their fiduciary duties to the Phoenix shareholder by agreeing to the proposed merger transaction for inadequate consideration and through an allegedly flawed sales process, and that the defendant companies - Phoenix, Nassau Re and Davero Merger Sub Corp. (a wholly owned subsidiary of Nassau Re) - aided and abetted such alleged breaches. The parties entered into a stipulation of settlement dated September 25, 2016 and a motion for preliminary approval was filed and granted by the Court on September 26, 2016. The Court held a final settlement hearing on December 16, 2016 and issued an order approving the settlement on February 23, 2017.
Consent Solicitation Litigation
Roth et al v. The Phoenix Companies, Inc. and U.S. Bank National Association as indenture trustee; No. 650634/2016 (New York Supreme Court, New York County) (filed February 8, 2016). Plaintiff in this action asserts various causes of action related to a January 7, 2016 consent solicitation launched by Phoenix in connection with its 7.45% Quarterly Interest Bonds due 2032 (the “Consent Solicitation”). While Phoenix believes that the lawsuit is without merit, to eliminate the burden, expense and uncertainties inherent in such litigation, and without admitting any liability or wrongdoing, Phoenix agreed, pursuant to the terms of a MOU effective as of February 24, 2016, to make (a) certain revisions to the proposed Fourth Supplemental Indenture (b) certain information available to current and prospective bondholders, and (c) certain supplemental disclosures in connection with the Consent Solicitation. A stipulation of settlement was entered into as of September 24, 2016. The final approval hearing was held on February 2, 2017, and the Court approved the settlement on March 27, 2017, and pursuant to the settlement awarded plaintiff’s counsel fees of $440,000.
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
Effective November 6, 2015, the Neuberger Berman Small Cap Growth Portfolio merged into the surviving fund Neuberger Berman Mid Cap Growth Portfolio.
B.    Liquidations
On April 29, 2016 the Wanger International Select Fund liquidated.
C.    Name Changes
Effective April 28, 2017, the Virtus Capital Growth Series will be renamed Virtus KAR Capital Growth Series.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series will be renamed Virtus Rampart Enhanced Core Equity Series.
Effective April 28, 2017, the Virtus International Series will be renamed Virtus Duff & Phelps International Series.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series will be renamed Virtus Newfleet Multi-Sector Intermediate Bond Series.
Effective April 28, 2017, the Virtus Real Estate Securities Series will be renamed Virtus Duff & Phelps Real Estate Securities Series.
Effective April 28, 2017, the Virtus Small-Cap Growth Series will be renamed Virtus KAR Small-Cap Growth Series.
Effective April 28, 2017, the Virtus Small-Cap Value Series will be renamed Virtus KAR Small-Cap Value Series.
Effective October 11, 2016, the Virtus Growth & Income Series-Class A Shares was renamed the Virtus Enhanced Core Equity Series-Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective May 1, 2015, the AllianceBernstein VPS Balanced Wealth Strategy Portfolio was renamed the AB VPS Balanced Wealth Strategy Portfolio.

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
D.    Other
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Effective November 2, 2015, the subadvisor to Virtus International Series changed from Aberdeen Asset Management Inc. to Euclid Advisors LLC.
Note 11—Subsequent Events
Effective January 1, 2017, the Company entered into new service agreements with its affiliates, related to cost reimbursement for services. The agreements cover a variety of services including, but not limited to, management fees for business services, information technology services, office space, commission paying services and administrative services. The agreements also contain cost allocation and tax allocation provisions.
Effective January 1, 2017, the Company entered into an Investment Management Agreements with an affiliate, Nassau Asset Management LLC. The agreements cover investment and related advisory services.
In February 2017, Phoenix settled certain Cost of Insurance and Policy Investor litigation. Phoenix recorded a charge of $56.0 million in the fourth quarter of 2016 related to these matters.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Policyholders
Phoenix Life Insurance Company:
We have audited the accompanying statements of assets and liabilities of Phoenix Life Variable Accumulation Account, (comprised of the divisions listed in Note 1) (collectively, “the Separate Accounts”), as of December 31, 2016, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of the Separate Accounts for the three years or periods ended December 31, 2014, were audited by other auditors whose report thereon dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with transfer agents or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separate Accounts as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.
Hartford, Connecticut
April 28, 2017

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4261 © 2016 The Phoenix Companies, Inc.	12-16